UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-04375
Name of Fund:
BlackRock Multi-State Municipal Series Trust
BlackRock New York Municipal Opportunities Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Multi-State Municipal Series Trust, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
6/30/2025
Date of reporting period:
6/30/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock New York Municipal Opportunities Fund
Institutional Shares | MANKX
Annual Shareholder Report — June 30, 2025

This annual shareholder report contains important information about BlackRock New York Municipal Opportunities Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$69	0.69%
How did the Fund perform last year ?
  For the reporting period ended June 30, 2025, the Fund’s Institutional Shares returned (0.86)%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 1.11% and the Customized Reference Benchmark, returned 0.87%.
What contributed to performance?
Holdings in bonds with maturities of 15 years and shorter contributed to absolute performance. Cash holdings also helped results, as did positions in the housing sector and certain high-yield bonds. Income further contributed, offsetting the effect of falling prices.
What detracted from performance?
Holdings in maturities of 18 years and longer detracted from performance. Specific high-yield positions and the Fund’s allocation to the tobacco sector detracted, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 1, 2015 through June 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	(0.86)%	1.79%	2.47%
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Customized Reference Benchmark	0.87	0.76	N/A
Key Fund statistics
Net Assets	$1,090,811,748
Number of Portfolio Holdings	324
Net Investment Advisory Fees	$4,780,714
Portfolio Turnover Rate	26%
The Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the returns of the Bloomberg Municipal Bond: New York Exempt Total Return Index Unhedged USD (85%), the Bloomberg Municipal Bond: New York High Yield (non-Investment Grade) Total Return Index (10%), and the Bloomberg Municipal Index New York Taxable Bonds Total Return Index Value (5%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	28.9%
County/City/Special District/School District	17.9%
Utilities	16.6%
State	14.0%
Education	9.4%
Housing	5.3%
Tobacco	2.6%
Corporate	2.4%
Health	1.9%
Commercial Services & Supplies	1.0%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	11.8%
AA/Aa	58.0%
A	11.3%
BBB/Baa	6.1%
BB/Ba	0.6%
B	0.9%
N/R	11.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New York Municipal Opportunities Fund
Institutional Shares | MANKX
Annual Shareholder Report — June 30, 2025
MANKX-06/25-AR

BlackRock New York Municipal Opportunities Fund
Investor A Shares | MENKX
Annual Shareholder Report — June 30, 2025

This annual shareholder report contains important information about BlackRock New York Municipal Opportunities Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$93	0.94%
How did the Fund perform last year ?
  For the reporting period ended June 30, 2025, the Fund’s Investor A Shares returned (1.20)%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 1.11% and the Customized Reference Benchmark, returned 0.87%.
What contributed to performance?
Holdings in bonds with maturities of 15 years and shorter contributed to absolute performance. Cash holdings also helped results, as did positions in the housing sector and certain high-yield bonds. Income further contributed, offsetting the effect of falling prices.
What detracted from performance?
Holdings in maturities of 18 years and longer detracted from performance. Specific high-yield positions and the Fund’s allocation to the tobacco sector detracted, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 1, 2015 through June 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	(1.20)%	1.52%	2.20%
Investor A Shares (with sales charge)	(5.40)	0.64	1.76
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Customized Reference Benchmark	0.87	0.76	N/A
Key Fund statistics
Net Assets	$1,090,811,748
Number of Portfolio Holdings	324
Net Investment Advisory Fees	$4,780,714
Portfolio Turnover Rate	26%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the returns of the Bloomberg Municipal Bond: New York Exempt Total Return Index Unhedged USD (85%), the Bloomberg Municipal Bond: New York High Yield (non-Investment Grade) Total Return Index (10%), and the Bloomberg Municipal Index New York Taxable Bonds Total Return Index Value (5%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	28.9%
County/City/Special District/School District	17.9%
Utilities	16.6%
State	14.0%
Education	9.4%
Housing	5.3%
Tobacco	2.6%
Corporate	2.4%
Health	1.9%
Commercial Services & Supplies	1.0%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	11.8%
AA/Aa	58.0%
A	11.3%
BBB/Baa	6.1%
BB/Ba	0.6%
B	0.9%
N/R	11.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New York Municipal Opportunities Fund
Investor A Shares | MENKX
Annual Shareholder Report — June 30, 2025
MENKX-06/25-AR

BlackRock New York Municipal Opportunities Fund
Investor A1 Shares | MDNKX
Annual Shareholder Report — June 30, 2025

This annual shareholder report contains important information about BlackRock New York Municipal Opportunities Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$79	0.79%
How did the Fund perform last year ?
  For the reporting period ended June 30, 2025, the Fund’s Investor A1 Shares returned (1.05)%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 1.11% and the Customized Reference Benchmark, returned 0.87%.
What contributed to performance?
Holdings in bonds with maturities of 15 years and shorter contributed to absolute performance. Cash holdings also helped results, as did positions in the housing sector and certain high-yield bonds. Income further contributed, offsetting the effect of falling prices.
What detracted from performance?
Holdings in maturities of 18 years and longer detracted from performance. Specific high-yield positions and the Fund’s allocation to the tobacco sector detracted, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 1, 2015 through June 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A1 Shares	(1.05)%	1.67%	2.35%
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Customized Reference Benchmark	0.87	0.76	N/A
Key Fund statistics
Net Assets	$1,090,811,748
Number of Portfolio Holdings	324
Net Investment Advisory Fees	$4,780,714
Portfolio Turnover Rate	26%
Average annual total returns reflect reductions for service fees.
The Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the returns of the Bloomberg Municipal Bond: New York Exempt Total Return Index Unhedged USD (85%), the Bloomberg Municipal Bond: New York High Yield (non-Investment Grade) Total Return Index (10%), and the Bloomberg Municipal Index New York Taxable Bonds Total Return Index Value (5%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	28.9%
County/City/Special District/School District	17.9%
Utilities	16.6%
State	14.0%
Education	9.4%
Housing	5.3%
Tobacco	2.6%
Corporate	2.4%
Health	1.9%
Commercial Services & Supplies	1.0%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	11.8%
AA/Aa	58.0%
A	11.3%
BBB/Baa	6.1%
BB/Ba	0.6%
B	0.9%
N/R	11.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New York Municipal Opportunities Fund
Investor A1 Shares | MDNKX
Annual Shareholder Report — June 30, 2025
MDNKX-06/25-AR

BlackRock New York Municipal Opportunities Fund
Investor C Shares | MFNKX
Annual Shareholder Report — June 30, 2025

This annual shareholder report contains important information about BlackRock New York Municipal Opportunities Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$167	1.69%
How did the Fund perform last year ?
  For the reporting period ended June 30, 2025, the Fund’s Investor C Shares returned (1.84)%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 1.11% and the Customized Reference Benchmark, returned 0.87%.
What contributed to performance?
Holdings in bonds with maturities of 15 years and shorter contributed to absolute performance. Cash holdings also helped results, as did positions in the housing sector and certain high-yield bonds. Income further contributed, offsetting the effect of falling prices.
What detracted from performance?
Holdings in maturities of 18 years and longer detracted from performance. Specific high-yield positions and the Fund’s allocation to the tobacco sector detracted, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 1, 2015 through June 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	(1.84)%	0.77%	1.59%
Investor C Shares (with sales charge)	(2.80)	0.77	1.59
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Customized Reference Benchmark	0.87	0.76	N/A
Key Fund statistics
Net Assets	$1,090,811,748
Number of Portfolio Holdings	324
Net Investment Advisory Fees	$4,780,714
Portfolio Turnover Rate	26%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the returns of the Bloomberg Municipal Bond: New York Exempt Total Return Index Unhedged USD (85%), the Bloomberg Municipal Bond: New York High Yield (non-Investment Grade) Total Return Index (10%), and the Bloomberg Municipal Index New York Taxable Bonds Total Return Index Value (5%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	28.9%
County/City/Special District/School District	17.9%
Utilities	16.6%
State	14.0%
Education	9.4%
Housing	5.3%
Tobacco	2.6%
Corporate	2.4%
Health	1.9%
Commercial Services & Supplies	1.0%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	11.8%
AA/Aa	58.0%
A	11.3%
BBB/Baa	6.1%
BB/Ba	0.6%
B	0.9%
N/R	11.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New York Municipal Opportunities Fund
Investor C Shares | MFNKX
Annual Shareholder Report — June 30, 2025
MFNKX-06/25-AR

BlackRock New York Municipal Opportunities Fund
Class K Shares | MKNKX
Annual Shareholder Report — June 30, 2025

This annual shareholder report contains important information about BlackRock New York Municipal Opportunities Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$64	0.64%
How did the Fund perform last year ?
  For the reporting period ended June 30, 2025, the Fund’s Class K Shares returned (0.81)%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 1.11% and the Customized Reference Benchmark, returned 0.87%.
What contributed to performance?
Holdings in bonds with maturities of 15 years and shorter contributed to absolute performance. Cash holdings also helped results, as did positions in the housing sector and certain high-yield bonds. Income further contributed, offsetting the effect of falling prices.
What detracted from performance?
Holdings in maturities of 18 years and longer detracted from performance. Specific high-yield positions and the Fund’s allocation to the tobacco sector detracted, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 1, 2015 through June 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	(0.81)%	1.84%	2.50%
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Customized Reference Benchmark	0.87	0.76	N/A
Key Fund statistics
Net Assets	$1,090,811,748
Number of Portfolio Holdings	324
Net Investment Advisory Fees	$4,780,714
Portfolio Turnover Rate	26%
The Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the returns of the Bloomberg Municipal Bond: New York Exempt Total Return Index Unhedged USD (85%), the Bloomberg Municipal Bond: New York High Yield (non-Investment Grade) Total Return Index (10%), and the Bloomberg Municipal Index New York Taxable Bonds Total Return Index Value (5%).
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	28.9%
County/City/Special District/School District	17.9%
Utilities	16.6%
State	14.0%
Education	9.4%
Housing	5.3%
Tobacco	2.6%
Corporate	2.4%
Health	1.9%
Commercial Services & Supplies	1.0%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	11.8%
AA/Aa	58.0%
A	11.3%
BBB/Baa	6.1%
BB/Ba	0.6%
B	0.9%
N/R	11.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New York Municipal Opportunities Fund
Class K Shares | MKNKX
Annual Shareholder Report — June 30, 2025
MKNKX-06/25-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Lorenzo A. Flores

Catherine A. Lynch

Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock New York Municipal Opportunities Fund	$34,030	$33,864	$0	$0	$15,100	$15,080	$0	$407

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,149,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored or advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock New York Municipal Opportunities Fund	$15,100	$15,487

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored or advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,149,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

June 30, 2025
2025 Annual Financial Statements and Additional Information

BlackRock Multi-State Municipal Series Trust
• BlackRock New York Municipal Opportunities Fund
BlackRock Municipal Bond Fund, Inc.
• BlackRock National Municipal Fund
• BlackRock Short Duration Muni Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

The Benefits and Risks of Leveraging
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
Each of BlackRock New York Municipal Opportunities Fund and BlackRock National Municipal Fund may leverage its assets through the use of proceeds received in tender option bond (“TOB”) transactions, as described in the Notes to Financial Statements. In a TOB Trust transaction, each Fund transfers municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). TOB investments generally provide each Fund with economic benefits in periods of declining short-term interest rates but expose each Fund to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into a TOB Trust may adversely affect each Fund’s NAV per share.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage.  If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

The Benefits and Risks of Leveraging / Derivative Financial Instruments

Schedule of Investments
June 30, 2025
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Commercial Services & Supplies — 1.0%
Cornell University, 4.84%, 06/15/34	$7,880	$ 7,873,749
Trustees of Columbia University in the City of New York, Series 2024, 4.36%, 10/01/35	2,835	2,717,462
Total Corporate Bonds — 1.0% (Cost: $10,846,809)		10,591,211
Municipal Bonds
Alabama — 0.2%
Utilities — 0.2%
Southeast Energy Authority A Cooperative District, RB, Series A, 5.00%, 01/01/56(a)	2,420	2,462,490
California(a) — 2.4%
Corporate — 0.8%
California Community Choice Financing Authority, RB, Series B, Sustainability Bonds, 5.00%, 01/01/55	7,660	7,910,995
San Joaquin Valley Clean Energy Authority, RB, Series A, Sustainability Bonds, 5.50%, 01/01/56	625	684,385
		8,595,380
Transportation — 1.6%
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(b)	18,205	17,250,289
Total Municipal Bonds in California		25,845,669
District of Columbia — 0.0%
Tobacco — 0.0%
District of Columbia Tobacco Settlement Financing Corp., RB, Series A, 0.00%, 06/15/46(c)	1,160	292,236
Florida(a)(b) — 0.6%
Transportation — 0.6%
Florida Development Finance Corp., RB, Series A, AMT, 10.00%, 07/15/59	3,260	3,326,349
Florida Development Finance Corp., Refunding RB, AMT, 12.00%, 07/15/32	2,995	3,220,181
Total Municipal Bonds in Florida		6,546,530
New York — 79.4%
Corporate — 1.7%
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	7,385	8,284,273
New York State Energy Research & Development Authority, Refunding RB, Series C, 4.00%, 04/01/34	650	650,033
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	5,755	5,915,743
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	3,245	3,301,242
		18,151,291
County/City/Special District/School District — 14.4%
Battery Park City Authority, RB, Series A, Sustainability Bonds, 5.00%, 11/01/53	4,000	4,099,311
City of New York, GO
Series B, 5.25%, 10/01/43	1,500	1,575,837
Series B-1, 5.00%, 10/01/43	3,000	3,047,510
Series C, 5.25%, 09/01/45	5,160	5,413,132
Series D, 5.38%, 06/01/32	15	15,023
Series D, 5.50%, 04/01/46	3,000	3,199,828
Security	Par (000)	Value
County/City/Special District/School District (continued)
City of New York, GO (continued)
Series D, 5.50%, 04/01/48	$5,000	$ 5,292,595
Series D-1, 5.00%, 03/01/43	2,000	2,043,296
Series D-1, 5.50%, 05/01/44	2,500	2,650,895
Series E, 5.00%, 08/01/47	5,000	5,087,349
Series E-1, 5.00%, 03/01/40	6,000	6,140,765
Sub-Series E-1, 4.00%, 04/01/45	2,425	2,163,955
Sub-Series E-1, 5.25%, 04/01/47	5,000	5,175,862
County of Nassau New York, GOL
Series A, 4.00%, 04/01/39	1,000	986,688
Series A, 4.00%, 04/01/42	3,145	3,023,877
Series A, 5.00%, 04/01/45	5,000	5,225,630
Series A, 5.00%, 04/01/46	2,500	2,600,165
Series A, 5.00%, 04/01/47	3,925	4,065,127
Series A, 5.00%, 04/01/49	4,000	4,126,222
Series B, (AG), 5.00%, 07/01/42	4,190	4,261,748
County of Nassau New York, Refunding GOL
Series B, 5.00%, 04/01/41	1,250	1,329,166
Series B, 5.00%, 04/01/42	1,500	1,587,860
Hudson Yards Infrastructure Corp., Refunding RB, Series 2022, Sustainability Bonds, 4.00%, 02/15/42	1,200	1,115,968
New York City Industrial Development Agency, RB(c)
(AG), 0.00%, 03/01/41	4,155	1,886,011
(AG), 0.00%, 03/01/42	5,500	2,343,755
(AG), 0.00%, 03/01/43	2,000	797,606
(AG), 0.00%, 03/01/45	2,450	849,380
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A, Subordinate, 5.00%, 05/01/45	6,200	6,352,684
Series A, Subordinate, 5.00%, 05/01/46	4,000	4,078,740
Series C-1, Subordinate, 4.00%, 02/01/42	6,000	5,531,932
Series C-3, Subordinate, 5.00%, 05/01/40	15,000	15,404,165
New York City Transitional Finance Authority, RB, Series G-1, Subordinate, 5.00%, 05/01/46	8,800	8,995,403
New York Convention Center Development Corp., RB, CAB, Series B, Sub Lien, (AG-CR), 0.00%, 11/15/55(c)	5,500	1,028,221
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	5,320	5,174,550
Series A, Sustainability Bonds, 2.75%, 11/15/41	17,000	12,537,207
New York State Dormitory Authority, RB, 5.00%, 07/01/26	520	520,820
New York State Dormitory Authority, Refunding RB, Series B, 5.00%, 08/15/27(d)	5	5,238
Suffolk Regional Off-Track Betting Corp., RB, 5.00%, 12/01/34	1,245	1,283,351
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 5.25%, 05/15/52	15,465	15,917,564
		156,934,436
Education — 9.6%
Albany Capital Resource Corp., Refunding RB(e)(f)
4.00%, 07/01/41	1,650	765,600
4.00%, 07/01/51	1,705	791,120
Amherst Development Corp., Refunding RB
5.00%, 10/01/43	85	79,036
5.00%, 10/01/48	1,040	936,157
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	655	667,913
Build NYC Resource Corp., RB(b)
5.00%, 09/01/39	900	880,846
5.00%, 09/01/44	725	674,685
5.00%, 09/01/49	1,255	1,131,816

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
June 30, 2025
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Build NYC Resource Corp., RB(b) (continued)
Series A, 4.88%, 05/01/31	$550	$ 556,083
Series A, 5.13%, 05/01/38	140	140,183
Series A, 5.50%, 05/01/48	2,175	2,120,588
Sustainability Bonds, 5.75%, 06/01/42	500	509,533
Build NYC Resource Corp., Refunding RB
5.00%, 08/01/33	275	276,934
5.00%, 06/01/35	250	250,199
5.00%, 08/01/35	740	728,746
5.00%, 06/01/40	310	310,567
5.00%, 08/01/47	725	660,394
5.00%, 11/01/47	2,900	2,955,505
Series A, 5.00%, 06/01/43	325	324,715
County of Cattaraugus New York, RB
5.00%, 05/01/34	130	130,127
5.00%, 05/01/39	225	221,950
Dobbs Ferry Local Development Corp., RB, 5.00%, 07/01/39	1,000	1,000,728
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	1,910	1,923,979
5.00%, 07/01/48	480	471,910
5.00%, 07/01/52	9,145	9,068,739
Dutchess County Local Development Corp., Refunding RB, 5.00%, 07/01/45	8,710	8,806,867
Hempstead Town Local Development Corp., Refunding RB
5.00%, 10/01/34	570	570,460
5.00%, 10/01/35	265	265,214
Monroe County Industrial Development Corp., RB
Series A, 5.00%, 07/01/53	3,230	3,250,237
Series B, 5.13%, 07/01/33	3,145	3,214,594
New York State Dormitory Authority, RB
Series 1, (BHAC-CR AMBAC), 5.50%, 07/01/31	245	268,475
Series 1, (AMBAC), 5.50%, 07/01/40	500	569,682
Series A, 5.00%, 07/01/43	7,715	7,815,185
Series A, 5.00%, 07/01/49	6,380	6,392,531
Series A, Sustainability Bonds, 5.00%, 07/01/48	735	749,853
Series A, Sustainability Bonds, 5.25%, 07/01/50	635	658,282
New York State Dormitory Authority, Refunding RB
5.00%, 07/01/44	5,000	5,082,663
Series A, 4.00%, 07/01/37	1,000	1,002,322
Series A, 5.00%, 07/01/37	350	350,287
Series A, 5.00%, 07/01/41	500	500,765
Series A, 5.00%, 07/01/43	5,000	5,201,773
Series A, 4.00%, 07/01/46	8,180	7,250,987
Series A, 5.00%, 07/01/46	675	661,006
Series A, 5.50%, 07/01/54	15,000	15,781,967
Series B, 3.78%, 07/01/34	2,100	1,951,680
Onondaga Civic Development Corp., RB, 5.50%, 12/01/56	2,570	2,712,932
Onondaga County Trust for Cultural Resources, Refunding RB
5.00%, 05/01/40	135	135,498
5.00%, 12/01/45	3,650	3,699,375
Schenectady County Capital Resource Corp., Refunding RB, 5.25%, 07/01/52	285	294,715
		104,765,403
Health — 1.9%
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	4,345	4,345,712
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	355	295,056
Security	Par (000)	Value
Health (continued)
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	$100	$ 89,247
Series A, 5.00%, 12/01/37	370	370,044
New York State Dormitory Authority, RB, Series 1, 5.25%, 07/01/54	1,300	1,355,198
New York State Dormitory Authority, Refunding RB
5.00%, 05/01/38	1,705	1,795,160
4.00%, 07/01/38	110	95,335
4.00%, 07/01/39	140	120,048
4.00%, 07/01/40	325	276,691
4.00%, 07/01/45	460	373,168
5.00%, 05/01/52	4,000	3,985,446
Series A, (AG-CR), 4.00%, 05/01/54	3,500	2,960,255
Southold Local Development Corp., RB, 4.00%, 12/01/45	1,900	1,549,735
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	285	285,252
Tompkins County Development Corp., Refunding RB, 5.00%, 07/01/44	1,145	1,140,731
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	1,150	1,097,494
5.00%, 07/01/56	1,270	1,115,329
		21,249,901
Housing — 5.4%
New York City Housing Development Corp., RB, M/F Housing
Sustainability Bonds, 3.15%, 11/01/36	400	352,542
Sustainability Bonds, (HUD SECT 8), 4.80%, 02/01/53	2,000	1,949,412
Class F-1, Sustainability Bonds, 4.75%, 11/01/47	1,500	1,480,370
Series A-1, Sustainability Bonds, 4.55%, 11/01/44	1,650	1,579,780
Series A-1, Sustainability Bonds, 4.65%, 11/01/49	2,000	1,911,504
Series A-1, Sustainability Bonds, 4.75%, 11/01/54	3,000	2,928,277
Series E-1, Sustainability Bonds, 4.55%, 11/01/43	5,000	4,841,317
Series F-1A, Sustainability Bonds, 4.45%, 11/01/49	5,315	4,954,268
Series F-1A, Sustainability Bonds, 4.55%, 11/01/54	3,700	3,529,826
Series G, Sustainability Bonds, 4.60%, 11/01/43	3,000	2,921,705
Series S, Class F-1, Sustainability Bonds, 4.60%, 11/01/42	2,000	1,975,075
New York City Housing Development Corp., Refunding RB, Series A, Sustainability Bonds, 4.25%, 11/01/43	520	486,263
New York City Housing Development Corp., Refunding RB, M/F Housing, Series D, Sustainability Bonds, 4.10%, 11/01/38	2,500	2,187,373
New York State Housing Finance Agency, RB, M/F Housing
Series A, (SONYMA), 4.90%, 02/15/38	645	644,945
Series A, (SONYMA), 5.10%, 02/15/38	875	875,099
Series C, (SONYMA, FHLMC, FNMA, GNMA), 2.75%, 11/01/31	1,000	936,161
Series E, (SONYMA), 4.15%, 11/01/47	165	148,277
Series J-1, Sustainability Bonds, (SONYMA), 2.80%, 11/01/51	4,500	3,027,353
Series M-2, Sustainability Bonds, (SONYMA), 0.75%, 11/01/25	170	168,135
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing
Series 250, Sustainability Bonds, (SONYMA), 4.80%, 10/01/48	5,000	4,967,541
Series 261, Sustainability Bonds, (SONYMA), 4.40%, 10/01/44	5,000	4,714,436
Schedule of Investments

Schedule of Investments (continued)
June 30, 2025
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Housing (continued)
State of New York Mortgage Agency Homeowner Mortgage Revenue, Refunding RB, S/F Housing
AMT, Sustainability Bonds, 1.40%, 10/01/27	$5,460	$ 5,131,705
AMT, Sustainability Bonds, 1.50%, 04/01/28	5,475	5,086,322
Yonkers Industrial Development Agency, RB
Series A, (SONYMA), 4.80%, 10/01/26	180	180,150
Series A, (SONYMA), 5.00%, 10/01/37	1,640	1,640,076
		58,617,912
State — 8.4%
Empire State Development Corp., RB, Series A, 5.00%, 03/15/45	10,500	10,854,556
Empire State Development Corp., Refunding RB, Series A, Sustainability Bonds, 5.00%, 03/15/45	5,805	6,004,791
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-3, Subordinate, (SAW), 5.25%, 07/15/45	5,000	5,132,260
New York State Dormitory Authority, RB
Series A, 4.80%, 12/01/34	15,220	15,526,626
Series A, 5.00%, 03/15/42	3,945	3,998,429
Series A, 5.00%, 03/15/49	5,000	5,090,788
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/41	10,000	10,321,489
Series A, 4.00%, 03/15/43	5,000	4,623,788
Series A, 5.00%, 03/15/48	7,500	7,695,332
Series A-1, 5.00%, 03/15/42	3,105	3,269,957
Series B, 5.00%, 03/15/49	10,000	10,185,542
Series C, 5.00%, 03/15/41	5,000	5,086,028
Series E, 5.00%, 03/15/42	3,535	3,599,014
		91,388,600
Tobacco — 2.7%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 06/01/39	825	803,342
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,595	3,890,330
New York Counties Tobacco Trust IV, Refunding RB, Series A, 5.00%, 06/01/42	3,775	3,224,046
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/51	10,305	8,777,019
Series B, 5.00%, 06/01/28	90	91,403
Series B, 5.00%, 06/01/29	105	106,630
Series C, 4.00%, 06/01/51	4,055	3,001,482
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	1,250	1,191,851
TSASC, Inc., Refunding RB
Series A, 5.00%, 06/01/30	775	792,843
Series B, 5.00%, 06/01/48	2,000	1,741,516
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	4,275	3,488,046
Sub-Series C, 5.13%, 06/01/51	2,375	2,037,432
		29,145,940
Transportation — 22.0%
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Series B-1, Sustainability Bonds, 5.00%, 11/15/42	1,530	1,543,634
Metropolitan Transportation Authority, RB
Series A-2, 4.00%, 11/15/43	5,000	4,436,117
Series A-1, Sustainability Bonds, 4.00%, 11/15/44	2,500	2,189,429
Series D-3, Sustainability Bonds, 4.00%, 11/15/47	8,800	7,458,281
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/37	1,500	1,503,299
Security	Par (000)	Value
Transportation (continued)
Metropolitan Transportation Authority, Refunding RB (continued)
Series A, Sustainability Bonds, 5.50%, 11/15/47	$5,000	$ 5,237,021
Series C, Sustainability Bonds, (BAM-TCRS), 5.00%, 11/15/42	3,000	3,036,462
Series C, Sustainability Bonds, (BAM), 5.00%, 11/15/44	7,345	7,383,600
New York City Industrial Development Agency, Refunding RB, Series A, 5.00%, 07/01/28	1,225	1,225,538
New York Liberty Development Corp., Refunding RB, Series 1, 2.75%, 02/15/44	6,125	4,228,558
New York State Thruway Authority, RB, Series N, 4.00%, 01/01/45	940	855,776
New York State Thruway Authority, Refunding RB
5.00%, 03/15/42	4,000	4,199,775
Series O, 4.00%, 01/01/45	1,550	1,407,138
Series O, 4.00%, 01/01/47	2,345	2,090,645
Series P, 5.00%, 01/01/49	14,250	14,522,617
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/33	4,645	4,925,619
AMT, 5.00%, 12/01/35	1,510	1,573,134
AMT, 5.00%, 12/01/37	2,310	2,367,548
AMT, 5.00%, 12/01/39	3,000	3,015,701
AMT, 5.00%, 12/01/41	4,565	4,473,545
AMT, 5.00%, 12/01/42	1,755	1,708,215
Series A, AMT, 5.00%, 07/01/34	250	250,202
Series A, AMT, 5.00%, 07/01/41	750	747,062
Series A, AMT, 5.25%, 01/01/50	10,190	9,999,652
New York Transportation Development Corp., RB
AMT, 4.00%, 10/31/46	4,355	3,652,739
AMT, 4.00%, 04/30/53	2,500	1,991,874
AMT, Sustainability Bonds, (AG), 5.00%, 06/30/49	13,175	12,887,714
AMT, Sustainability Bonds, 6.00%, 06/30/54	16,965	17,526,677
AMT, Sustainability Bonds, 5.50%, 06/30/60	15,000	15,003,287
New York Transportation Development Corp., Refunding RB
5.00%, 12/01/38	4,250	4,386,267
Series A, AMT, Sustainability Bonds, (AG), 5.25%, 12/31/54	10,000	9,992,410
Niagara Falls Bridge Commission, RB, (AG), 4.16%, 10/01/33	1,650	1,615,472
Niagara Frontier Transportation Authority, Refunding ARB
AMT, 5.00%, 04/01/32	400	412,638
AMT, 5.00%, 04/01/33	375	386,308
AMT, 5.00%, 04/01/34	225	230,325
AMT, 5.00%, 04/01/35	200	203,834
AMT, 5.00%, 04/01/36	210	214,548
AMT, 5.00%, 04/01/37	250	255,533
AMT, 5.00%, 04/01/38	250	254,911
AMT, 5.00%, 04/01/39	175	178,122
Port Authority of New York & New Jersey, ARB, Series 218, AMT, 5.00%, 11/01/44	1,960	1,954,295
Port Authority of New York & New Jersey, Refunding ARB
Series 23, 5.25%, 08/01/52	3,900	4,028,813
Series 244, 5.00%, 07/15/49	6,000	6,154,982
Series 197, AMT, 5.00%, 11/15/41	1,250	1,256,009
Series 223, AMT, 4.00%, 07/15/41	2,370	2,149,827
Series 231, AMT, 5.00%, 08/01/38	2,500	2,605,830
Series 231, AMT, 5.50%, 08/01/39	5,900	6,334,244
Series 234, AMT, 5.25%, 08/01/47	4,000	4,071,035

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
June 30, 2025
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB (continued)
Series 238, AMT, 5.00%, 07/15/39	$7,500	$ 7,790,051
Port Authority of New York & New Jersey, Refunding RB, Series 248, 5.00%, 01/15/50	3,000	3,077,684
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/47	5,000	5,113,681
Series A, 5.00%, 11/15/49	4,630	4,675,284
Sub-Series B-1, 5.00%, 11/15/48	7,760	7,903,535
Triborough Bridge & Tunnel Authority, Refunding RB
Series C-2, 5.00%, 11/15/42	10,000	10,104,096
Series B-1, Sustainability Bonds, 5.25%, 05/15/54	9,025	9,328,395
Series C, Sustainability Bonds, 5.25%, 11/15/42	4,200	4,468,581
		240,587,569
Utilities — 13.3%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	100	100,010
Long Island Power Authority, RB
5.00%, 09/01/39	1,875	1,928,440
5.00%, 09/01/42	1,000	1,011,212
Series C, (AG), 5.25%, 09/01/29	3,500	3,808,438
Series E, Sustainability Bonds, 5.00%, 09/01/48	6,335	6,445,231
Long Island Power Authority, Refunding RB
Series A, 4.00%, 09/01/41	2,030	1,968,218
Series A, 5.00%, 09/01/42	8,000	8,406,356
Series A, 5.00%, 09/01/44	9,400	9,726,425
Series A, 5.00%, 09/01/49	4,325	4,397,725
New York City Municipal Water Finance Authority, RB
Series AA, 4.00%, 06/15/43	5,000	4,603,920
Series BB, 5.00%, 06/15/48	2,000	2,043,408
Series BB, 5.25%, 06/15/55	7,500	7,783,926
Series AA-1, Subordinate, 5.25%, 06/15/53	7,605	7,885,834
New York City Municipal Water Finance Authority, Refunding RB
Series BB-2, 3.90%, 07/01/25(a)(g)	15,000	15,000,000
Series DD, 4.13%, 06/15/46	7,500	6,802,040
Series DD, 5.25%, 06/15/46	7,500	7,825,550
New York Power Authority, RB
Series A, (AG), 5.75%, 11/15/33(h)	5,000	5,333,723
Sustainability Bonds, (AG), 4.00%, 11/15/47	10,000	8,851,178
Series A, Sustainability Bonds, (AG), 5.00%, 11/15/48	3,025	3,089,470
New York State Environmental Facilities Corp., Refunding RB
Series A, 5.25%, 06/15/45	1,750	1,874,090
Series A, 5.25%, 06/15/53	5,000	5,255,239
Utility Debt Securitization Authority, RB, Restructured, 5.00%, 12/15/40	14,695	15,133,825
Utility Debt Securitization Authority, Refunding RB
Series 1, 5.00%, 12/15/40	3,000	3,249,472
Series TE1, Restructured, 5.00%, 12/15/38	9,000	9,811,220
Series 2, Sustainability Bonds, 5.00%, 12/15/50	2,500	2,584,850
		144,919,800
Total Municipal Bonds in New York		865,760,852
Puerto Rico — 5.8%
State — 3.6%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	400	426,179
Series A-1, Restructured, 5.75%, 07/01/31	388	426,312
Series A-1, Restructured, 4.00%, 07/01/35	931	899,661
Series A-1, Restructured, 4.00%, 07/01/37	799	759,030
Security	Par (000)	Value
State (continued)
Commonwealth of Puerto Rico, GO (continued)
Series A-1, Restructured, 4.00%, 07/01/41	$1,087	$ 967,643
Series A-1, Restructured, 4.00%, 07/01/46	1,130	961,773
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(c)	1,333	918,174
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)(e)(f)	17,801	9,416,394
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	7,005	6,402,246
Series A-2, Restructured, 4.54%, 07/01/53	49	42,813
Series A-2, Restructured, 4.78%, 07/01/58	5,323	4,828,937
Series A-2, Restructured, 4.33%, 07/01/40	5,235	4,914,785
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/29	490	422,733
Series A-1, Restructured, 0.00%, 07/01/33	1,423	1,019,537
Series A-1, Restructured, 0.00%, 07/01/46	18,563	5,916,105
Series B-1, Restructured, 0.00%, 07/01/46	2,677	853,477
		39,175,799
Utilities — 2.2%
Puerto Rico Electric Power Authority, RB(e)(f)
Series A, 5.00%, 07/01/29	1,860	897,450
Series A, 7.00%, 07/01/33	1,025	494,562
Series A, 6.75%, 07/01/36	3,560	1,717,700
Series A, 5.00%, 07/01/42	2,185	1,054,262
Series A, 7.00%, 07/01/43	410	197,825
Series A-3, 10.00%, 07/01/19	999	482,043
Series B-3, 10.00%, 07/01/19	999	482,043
Series C-1, 5.40%, 01/01/18	2,745	1,324,385
Series C-2, 5.40%, 07/01/18	2,745	1,324,600
Series C-3, 5.40%, 01/01/20	277	133,895
Series C-4, 5.40%, 07/01/20	278	133,895
Series CCC, 5.25%, 07/01/26	770	371,525
Series CCC, 5.25%, 07/01/28	440	212,300
Series D-4, 7.50%, 07/01/20	1,726	832,832
Series TT, 5.00%, 07/01/25	210	101,325
Series TT, 5.00%, 07/01/26	565	272,612
Series WW, 5.50%, 07/01/17	610	294,325
Series WW, 5.50%, 07/01/18	535	258,137
Series WW, 5.50%, 07/01/19	435	209,888
Series WW, 5.38%, 07/01/24	385	185,763
Series WW, 5.25%, 07/01/33	420	202,650
Series WW, 5.50%, 07/01/38	520	250,900
Series XX, 5.25%, 07/01/17	285	137,513
Series XX, 5.25%, 07/01/35	185	89,263
Series XX, 5.75%, 07/01/36	260	125,450
Series XX, 5.25%, 07/01/40	5,345	2,578,962
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(e)(f)	990	477,675
Series AAA, 5.25%, 07/01/23	2,670	1,288,275
Series AAA, 5.25%, 07/01/28(e)(f)	5,655	2,728,537
Series AAA, 5.25%, 07/01/29(e)(f)	235	113,388
Series BBB, 5.40%, 07/01/28	1,240	598,300
Series UU, 0.00%, 07/01/17(a)(e)(f)	185	89,263
Series UU, 0.00%, 07/01/18(a)(e)(f)	165	79,613
Series UU, 0.00%, 07/01/20(a)(e)(f)	1,475	711,687
Series UU, 1.00%, 07/01/31(a)(e)(f)	1,755	846,787
Series ZZ, 5.25%, 07/01/19(e)(f)	1,370	661,025
Series ZZ, 5.00%, 07/01/20	2,220	1,071,150
Series ZZ, 5.25%, 07/01/24(e)(f)	875	422,187
Schedule of Investments

Schedule of Investments (continued)
June 30, 2025
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
Puerto Rico Electric Power Authority, Refunding RB (continued)
Series ZZ, 5.00%, 07/01/28(e)(f)	$435	$ 209,888
Series ZZ, 5.00%, 12/29/49(e)(f)	430	207,475
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40(e)(f)	1,860	897,450
		24,768,805
Total Municipal Bonds in Puerto Rico		63,944,604
Total Municipal Bonds — 88.4% (Cost: $1,010,681,401)		964,852,381
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
New York — 12.5%
County/City/Special District/School District — 3.8%
City of New York, GO, Series A-1, 5.25%, 09/01/43	10,000	10,505,618
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D-1, 5.25%, 11/01/43	2,960	3,126,089
Series D-1, 5.50%, 11/01/45	5,910	6,290,702
Series D-1, 5.25%, 11/01/48	10,000	10,347,736
New York City Transitional Finance Authority, RB, Subordinate, Series H-1, 5.00%, 11/01/46	11,000	11,325,211
		41,595,356
State — 2.2%
Empire State Development Corp., Refunding RB
5.00%, 03/15/41	10,000	10,553,096
5.00%, 03/15/44	4,220	4,375,717
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 03/15/42	9,410	9,580,403
		24,509,216
Transportation — 5.3%
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/38	17,485	17,795,526
Series A, 5.00%, 02/15/39	9,005	9,161,143
Metropolitan Transportation Authority, Refunding RB, Sustainability Bonds, Series C, 5.00%, 11/15/41	11,365	11,538,932
Triborough Bridge & Tunnel Authority, RB, Senior Lien, Sustainability Bonds, Series D-2, 5.25%, 05/15/47	8,410	8,717,908
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/45	10,000	10,065,164
		57,278,673
Utilities — 1.2%
New York City Municipal Water Finance Authority, Refunding RB, Series AA-3, 5.00%, 06/15/47	12,500	12,699,326
Total Municipal Bonds in New York		136,082,571
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 12.5% (Cost: $136,672,712)		136,082,571
Total Long-Term Investments — 101.9% (Cost: $1,158,200,922)		1,111,526,163

Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.9%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.13%(j)(k)	31,850,129	$ 31,853,314
Total Short-Term Securities — 2.9% (Cost: $31,853,314)		31,853,314
Total Investments — 104.8% (Cost: $1,190,054,236)		1,143,379,477
Other Assets Less Liabilities — 1.5%		15,825,421
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.3)%		(68,393,150)
Net Assets — 100.0%		$ 1,090,811,748

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(h)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(i)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
June 30, 2025
BlackRock New York Municipal Opportunities Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 9,233,820	$ 22,619,494 (a)	$ —	$ —	$ —	$ 31,853,314	31,850,129	$ 854,176	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended June 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (811,555)	$ —	$ (811,555)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (168,958)	$ —	$ (168,958)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short	$— (a)

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 10,591,211	$ —	$ 10,591,211
Municipal Bonds	—	964,852,381	—	964,852,381
Municipal Bonds Transferred to Tender Option Bond Trusts	—	136,082,571	—	136,082,571
Short-Term Securities
Money Market Funds	31,853,314	—	—	31,853,314
Unfunded Commitments(a)	—	—	3,906,493	3,906,493
	$31,853,314	$1,111,526,163	$3,906,493	$1,147,285,970

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $67,969,996 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
June 30, 2025
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 6.2%
Baldwin County Industrial Development Authority, RB, Series A, AMT, 5.00%, 06/01/55(a)(b)	$14,310	$ 14,386,192
Black Belt Energy Gas District, RB(a)
Series C, 5.50%, 10/01/54	52,000	56,239,683
Series F, 5.50%, 11/01/53	11,170	11,736,887
County of Jefferson Alabama Sewer Revenue, Refunding RB
5.25%, 10/01/41	11,255	11,813,823
5.25%, 10/01/42	3,650	3,802,013
5.25%, 10/01/43	11,810	12,232,074
5.25%, 10/01/44	23,450	24,116,394
Energy Southeast A Cooperative District, RB(a)
Series A-1, 5.50%, 11/01/53	85,500	92,030,889
Series B-1, 5.75%, 04/01/54	20,000	21,861,444
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 4.00%, 11/01/51	100,000	100,415,985
Series B, 4.00%, 12/01/51	7,000	6,913,528
Series B-1, 5.00%, 05/01/53	20,000	20,695,712
		376,244,624
Arizona — 1.8%
Arizona Industrial Development Authority, Refunding RB(b)
5.25%, 07/01/37	1,230	1,223,575
5.50%, 07/01/52	2,450	2,255,478
City of Mesa Arizona Utility System Revenue, RB
(AG), 5.00%, 07/01/38	10,000	10,903,620
(AG), 5.00%, 07/01/39	8,500	9,180,355
(AG), 5.00%, 07/01/40	5,875	6,280,325
(AG), 5.00%, 07/01/41	4,000	4,225,649
(AG), 5.00%, 07/01/42	4,900	5,143,994
City of Phoenix Civic Improvement Corp., RB
Junior Lien, 5.00%, 07/01/40	2,000	2,126,456
Junior Lien, 5.00%, 07/01/42	7,815	8,210,629
Series A, Junior Lien, 5.00%, 07/01/45	5,000	5,091,467
Junior Lien, Sustainability Bonds, 5.00%, 07/01/44	16,000	16,332,123
Subordinate, 5.00%, 07/01/44	5,000	5,199,256
City of Phoenix Civic Improvement Corp., Refunding RB, Series C, Subordinate, 07/01/41(c)	20,225	21,605,698
Pinal County Industrial Development Authority, RB, 6.25%, 06/01/26	75	76,000
Salt River Project Agricultural Improvement & Power District, RB, Series B, 5.00%, 05/01/42	5,615	5,936,132
Tucson Industrial Development Authority/Pima County Industrial Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 6.00%, 01/01/55	5,705	6,171,935
		109,962,692
Arkansas(b) — 0.6%
Arkansas Development Finance Authority, RB
AMT, Sustainability Bonds, 7.38%, 07/01/48	14,700	16,068,626
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48	17,200	18,357,895
		34,426,521
California — 9.3%
California Community Choice Financing Authority, RB(a)
Sustainability Bonds, 5.50%, 10/01/54	8,950	9,591,459
Security	Par (000)	Value
California (continued)
California Community Choice Financing Authority, RB(a) (continued)
Class B, Sustainability Bonds, 5.00%, 03/01/56	$10,000	$ 10,598,635
Series B, Sustainability Bonds, 5.00%, 01/01/55	17,000	17,557,038
Series D, Sustainability Bonds, 5.00%, 02/01/55	15,080	16,040,616
Series F, Sustainability Bonds, 5.00%, 02/01/55	35,000	37,157,806
Series G, Sustainability Bonds, 5.00%, 11/01/55	27,365	28,226,157
California Health Facilities Financing Authority, Refunding RB, Series A-2, Class B, (BAM-TCRS), 4.00%, 11/01/44	28,440	26,140,667
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	71,785	68,020,433
California Statewide Communities Development Authority, SAB, Series C, 3.00%, 09/02/30	2,710	2,706,308
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/44	8,000	8,018,071
Series C, AMT, 5.00%, 05/15/45	13,000	13,004,591
AMT, Sustainability Bonds, 5.00%, 05/15/47	20,170	20,179,156
City of Los Angeles Department of Airports, Refunding ARB
Series A, AMT, 5.00%, 05/15/45	15,880	16,053,508
Series A, AMT, Sustainability Bonds, 5.25%, 05/15/44	13,000	13,503,709
Series A, AMT, Sustainability Bonds, 5.25%, 05/15/45	10,000	10,407,181
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 4.00%, 11/01/39	14,010	13,704,686
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series 2, Class D, AMT, 5.00%, 05/01/48	51,990	51,132,355
Series A, AMT, 5.00%, 05/01/39	14,500	14,800,608
Series A, AMT, 5.00%, 05/01/49	28,000	27,614,370
Series D, AMT, 5.00%, 05/01/43	17,735	17,741,596
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series 2, Class A, AMT, 5.00%, 05/01/38	10,000	10,525,285
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Series B, Sustainability Bonds, 1.00%, 10/01/26(d)	100,000	98,077,873
State Center Community College District, GO, Series C, 5.00%, 08/01/47	5,000	5,150,153
State of California, Refunding GO, 5.25%, 08/01/44	9,875	10,628,162
University of California, RB, Series M, 5.00%, 05/15/37	15,410	15,920,239
		562,500,662
Colorado — 2.7%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series B, 5.00%, 11/15/38	420	449,154
Series A, AMT, 5.00%, 12/01/36	7,360	7,488,366
Series A, AMT, 5.00%, 12/01/38	17,750	18,021,628
Series A, AMT, 5.00%, 12/01/43	28,860	28,712,408
Series A, AMT, 5.25%, 12/01/43	45,235	45,785,646
Series A, AMT, 5.25%, 12/01/48	39,000	39,032,248
Series D, AMT, 5.75%, 11/15/45	3,290	3,479,608

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
June 30, 2025
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, RB, Class A, 5.00%, 11/15/60(a)	$19,370	$ 21,062,685
Mayfield Metropolitan District, GOL, Series A, 5.75%, 12/01/50	1,178	1,179,587
		165,211,330
Connecticut — 0.5%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A-2, Sustainability Bonds, 5.75%, 11/15/53	13,020	13,854,758
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	8,205	8,205,026
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	1,150	1,149,855
State of Connecticut, GO
Series A, 5.00%, 05/15/40	2,500	2,668,564
Series G, Sustainability Bonds, 5.00%, 11/15/41	1,485	1,582,623
		27,460,826
Delaware — 0.3%
Delaware State Housing Authority, RB, S/F Housing
Series B, (FHLMC, FNMA, GNMA), 6.00%, 01/01/55	7,315	7,968,257
Series B, (FHLMC, FNMA, GNMA), 6.00%, 01/01/56	8,805	9,718,448
		17,686,705
District of Columbia — 3.0%
District of Columbia Income Tax Revenue, RB
Series A, 5.00%, 07/01/41	1,000	1,049,509
Series A, 5.25%, 05/01/48	24,000	24,858,931
District of Columbia Income Tax Revenue, Refunding RB
Series A, 5.00%, 06/01/41	11,460	12,205,202
Series A, 5.00%, 06/01/42	9,950	10,540,695
District of Columbia Water & Sewer Authority, Refunding RB, Series B, 5.00%, 10/01/49	3,745	3,749,507
District of Columbia, Refunding GO, Series A, 5.00%, 01/01/42	6,600	6,904,971
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB(c)
Series A, AMT, 10/01/34	8,605	9,298,525
Series A, AMT, 10/01/35	7,500	8,123,869
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Sustainability Bonds, 5.00%, 07/15/43	2,310	2,384,446
Washington Metropolitan Area Transit Authority, RB
5.00%, 07/01/43	22,315	22,441,268
Series B, 5.00%, 07/01/42	71,415	71,875,477
Washington Metropolitan Area Transit Authority, Refunding RB, Series A-1, 5.00%, 07/01/31	6,860	7,106,620
		180,539,020
Florida — 1.4%
City of Gainesville Florida Utilities System Revenue, Refunding RB, Series A, 5.00%, 10/01/44	19,550	19,784,605
Eagle County Airport Terminal Corp., RB, AMT, 6.13%, 07/01/32(a)(b)	11,725	11,858,534
Florida Development Finance Corp., RB, Series C, 5.75%, 12/15/56(b)	6,295	4,904,525
Florida Development Finance Corp., Refunding RB, Series A, 4.50%, 12/15/56(b)	18,065	12,065,477
Security	Par (000)	Value
Florida (continued)
Greater Orlando Aviation Authority, ARB, Series A, AMT, 5.00%, 10/01/44	$28,000	$ 28,049,958
Lakewood Ranch Stewardship District, SAB, 4.63%, 05/01/27	700	703,623
Miami-Dade County Industrial Development Authority, RB, 5.10%, 11/01/43	8,370	7,267,554
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(e)(f)	147	67,197
Windward Community Development District, SAB, Series A-2, 4.40%, 11/01/35	35	35,004
		84,736,477
Georgia — 4.3%
City of Atlanta Georgia Airport Passenger Facility Charge, ARB, Series D, AMT, Subordinate, 4.00%, 07/01/34	20,615	20,653,499
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	5,030	3,395,250
Main Street Natural Gas, Inc., RB(a)
Series A, 5.00%, 05/01/54	31,000	32,739,117
Series B, 5.00%, 07/01/53	11,610	12,225,472
Series C, 4.00%, 03/01/50	20,710	20,748,929
Series C, 5.00%, 09/01/53	90,000	94,992,606
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	43,000	45,456,878
Private Colleges & Universities Authority, Refunding RB
Series A, 5.25%, 09/01/40	15,000	16,386,194
Series A, 5.25%, 09/01/41	11,000	11,923,643
		258,521,588
Illinois — 6.4%
Chicago O’Hare International Airport, ARB
Series A, AMT, Senior Lien, (AG), 5.25%, 01/01/45	14,000	14,229,959
Series D, AMT, Senior Lien, 5.00%, 01/01/42	16,340	16,264,904
Series D, Senior Lien, 5.25%, 01/01/42	50,000	50,277,127
Series D, Senior Lien, 5.00%, 01/01/47	24,660	24,553,215
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 5.25%, 01/01/48	40,755	41,205,531
Series B, Senior Lien, 5.00%, 01/01/48	1,250	1,251,166
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 10/01/48	31,850	31,594,363
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.75%, 10/01/53	8,480	9,018,701
Illinois State Toll Highway Authority, RB
Series A, 5.25%, 01/01/43	20,665	21,838,822
Series A, 5.00%, 01/01/44	16,840	17,018,762
Series A, 5.00%, 01/01/45	3,405	3,431,167
State of Illinois Sales Tax Revenue, RB
Series B, 5.00%, 06/15/38	10,025	10,704,982
Series B, 5.00%, 06/15/39	13,515	14,235,017
State of Illinois, GO
5.50%, 05/01/39	9,040	9,542,162
Series A, 5.00%, 11/01/29	27,500	29,524,361
Series B, 5.00%, 11/01/32	14,000	14,821,644
Series C, 4.00%, 10/01/41	10,000	8,914,545
Series C, 4.00%, 10/01/42	20,000	17,729,161
Schedule of Investments

Schedule of Investments (continued)
June 30, 2025
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
State of Illinois, GO (continued)
Series C, 5.50%, 10/01/42	$28,000	$ 29,332,779
State of Illinois, Refunding GO, Series A, 5.00%, 10/01/28	19,250	20,371,407
		385,859,775
Indiana — 0.5%
Indiana Finance Authority, Refunding RB(c)
Series C, 10/01/39	3,370	3,586,858
Series C, 10/01/41	8,150	8,518,417
Series C, 10/01/42	7,850	8,162,944
Series E, 10/01/39	6,365	6,774,505
Indianapolis Local Public Improvement Bond Bank, RB, 5.00%, 01/01/43	5,365	5,576,527
		32,619,251
Iowa — 0.0%
City of Des Moines Iowa, GO, Series A, 4.00%, 06/01/41	1,200	1,151,530
Kansas — 0.1%
Kansas Development Finance Authority, Refunding RB, 5.00%, 09/01/43	6,620	6,827,394
Kentucky — 0.4%
Kentucky State Property & Building Commission, RB, Series A, 5.00%, 04/01/39	19,000	20,379,841
University of Kentucky, RB, Series B, 4.00%, 04/01/40	5,000	4,749,377
		25,129,218
Louisiana — 1.1%
Louisiana Public Facilities Authority, RB, 5.00%, 10/01/43(a)(b)	50,000	50,178,299
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 2nd Lien, 5.00%, 05/01/40	10,010	10,764,394
State of Louisiana, GO, Series B, 5.00%, 06/01/41	8,000	8,506,484
		69,449,177
Maryland — 0.5%
County of Montgomery Maryland, RB
5.00%, 12/01/44	17,065	17,067,752
Series 2016, 5.00%, 12/01/45	13,955	13,754,217
		30,821,969
Massachusetts — 3.8%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 5.00%, 06/01/42	14,000	14,124,597
Commonwealth of Massachusetts, GOL
Series A, 5.00%, 04/01/39	4,440	4,856,116
Series A, 5.00%, 04/01/40	2,000	2,159,956
Series A, 5.00%, 04/01/41	5,000	5,348,159
Series A, 5.25%, 01/01/44	21,915	22,566,153
Series C, 5.00%, 05/01/42	10,000	10,267,992
Series E, 5.25%, 09/01/43	55,000	56,594,988
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, Sustainability Bonds, 5.00%, 07/01/41	6,940	7,134,557
Massachusetts Development Finance Agency, RB, Series J2, 5.00%, 07/01/43	11,540	11,573,466
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	23,240	23,258,142
Massachusetts Port Authority, Refunding ARB
Series B, AMT, 5.00%, 07/01/43	36,725	36,748,679
Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Port Authority, Refunding ARB (continued)
Series C, AMT, 5.00%, 07/01/44	$18,000	$ 18,104,711
Massachusetts School Building Authority, Refunding RB, Series A, 5.25%, 02/15/48	10,760	10,915,391
Massachusetts Water Resources Authority, Refunding RB, Series B, 5.00%, 08/01/43	4,500	4,581,647
		228,234,554
Michigan — 3.9%
Ann Arbor School District, Refunding GO, 5.00%, 05/01/39	5,760	6,243,788
Great Lakes Water Authority Water Supply System Revenue, Refunding RB, Series A, Senior Lien, 5.00%, 07/01/35	11,135	12,509,529
Michigan Finance Authority, RB
5.00%, 11/01/44	10,000	9,979,111
Series A, 6.50%, 06/01/57(b)(e)(f)	5,980	2,414,425
Sustainability Bonds, 5.50%, 02/28/49	6,620	6,929,446
Michigan Finance Authority, Refunding RB
5.00%, 11/15/41	74,430	74,270,994
Series 2016, 5.25%, 12/01/41	25,630	25,910,870
Series A, 5.00%, 12/01/41	11,870	12,106,388
Series A, 5.00%, 12/01/42	10,150	10,161,517
Michigan State Building Authority, Refunding RB(c)
Series I, 04/15/39	8,000	8,655,776
Series I, 10/15/39	4,000	4,321,610
Michigan State Hospital Finance Authority, Refunding RB
5.00%, 11/15/47	19,510	19,536,598
Series B2, 5.00%, 08/15/55(a)	26,000	28,134,876
Michigan State University, Refunding RB
Series A, 5.25%, 08/15/43	3,075	3,284,064
Series B, 4.00%, 02/15/39	1,360	1,305,135
State of Michigan Trunk Line Revenue, RB, 5.00%, 11/15/42	7,000	7,318,033
Wayne County Airport Authority, ARB(c)
12/01/43	1,070	1,130,722
12/01/44	2,500	2,636,245
		236,849,127
Minnesota — 0.4%
Minnesota Housing Finance Agency, RB, S/F Housing
Series F, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.75%, 07/01/53	4,070	4,311,963
Series O, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 07/01/53	3,540	3,779,691
State of Minnesota, COP, 5.00%, 11/01/38	1,500	1,618,944
State of Minnesota, GO, Series A, 4.00%, 09/01/40	13,745	13,568,566
		23,279,164
Mississippi — 0.1%
Medical Center Educational Building Corp., Refunding RB, 5.00%, 06/01/47	8,975	8,767,307
Missouri — 0.9%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 5.00%, 10/01/46	16,260	16,390,161
Missouri Housing Development Commission, RB, S/F Housing
Series C, (FHLMC, FNMA, GNMA), 6.00%, 05/01/55	14,770	16,203,735

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
June 30, 2025
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Missouri (continued)
Missouri Housing Development Commission, RB, S/F Housing (continued)
Series E, (FHLMC, FNMA, GNMA), 6.00%, 05/01/55	$11,520	$ 12,650,202
North Kansas City School District No. 74, GO, 5.25%, 03/01/40	9,950	10,608,735
		55,852,833
Montana — 0.2%
Montana Board of Housing, RB, S/F Housing, Series A, 5.75%, 12/01/53	8,765	9,323,014
Nebraska — 0.5%
Central Plains Energy Project, RB, Series A-1, 5.00%, 08/01/55(a)	28,480	30,128,001
Nevada — 0.0%
Clark County School District, GOL, Series B, 5.00%, 06/15/39	2,160	2,300,095
State of Nevada Department of Business & Industry, RB, Series A, 5.00%, 07/15/37	875	868,575
		3,168,670
New Jersey — 4.5%
County of Somerset New Jersey, GO, 01/15/40(c)	2,665	2,636,370
New Jersey Economic Development Authority, RB
5.00%, 06/15/43	7,550	7,576,606
Series B, 5.00%, 06/15/43	13,855	13,889,685
New Jersey Health Care Facilities Financing Authority, Refunding RB
Series A, 5.00%, 07/01/37	3,000	3,068,089
Series A, 5.00%, 07/01/38	10,000	10,107,112
Series A, 5.00%, 07/01/39	6,460	6,521,957
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series K, Sustainability Bonds, 6.00%, 10/01/55	6,425	6,919,189
New Jersey Transportation Trust Fund Authority, RB, 5.25%, 06/15/43	9,000	9,342,020
New Jersey Transportation Trust Fund Authority, Refunding RB
Series AA, 5.00%, 06/15/39	9,500	9,960,533
Series AA, 5.00%, 06/15/40	3,985	4,141,774
New Jersey Turnpike Authority, RB
Series B, 5.00%, 01/01/44	4,000	4,177,453
Series B, 5.00%, 01/01/46	23,815	24,457,150
New Jersey Turnpike Authority, Refunding RB
Series C, 5.00%, 01/01/43	52,500	54,940,286
Series C, 5.00%, 01/01/44	27,480	28,694,121
Series C, 5.00%, 01/01/45	9,390	9,731,565
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	48,105	47,760,090
Series A, 5.25%, 06/01/46	28,840	28,983,225
		272,907,225
New Mexico — 0.1%
County of Santa Fe New Mexico, RB, (AG), 6.00%, 02/01/27	65	67,091
New Mexico Mortgage Finance Authority, RB, S/F Housing, (FHLMC, FNMA, GNMA), 5.75%, 03/01/54	6,105	6,547,858
		6,614,949
New York — 14.5%
City of New York, GO, Series E-1, 5.00%, 03/01/39	10,375	10,653,694
Security	Par (000)	Value
New York (continued)
Empire State Development Corp., RB
Series A, 5.00%, 03/15/44	$14,075	$ 14,633,933
Series A, 5.00%, 03/15/45	3,770	3,906,880
Empire State Development Corp., Refunding RB
5.00%, 03/15/47	10,000	10,182,107
Series A, 5.00%, 03/15/46	12,225	12,555,241
Series E, 4.00%, 03/15/41	16,500	15,775,749
New York City Housing Development Corp., RB, M/F Housing, Series C-2, Sustainability Bonds, 3.75%, 05/01/65(a)	18,100	18,196,481
New York City Municipal Water Finance Authority, Refunding RB
5.00%, 06/15/40	3,325	3,476,098
Series DD, 5.50%, 06/15/38	13,725	15,617,509
Series DD, 5.50%, 06/15/39	7,675	8,671,861
Series EE, 5.00%, 06/15/45	7,000	7,081,983
Series EE2, 5.00%, 06/15/40	38,000	39,362,102
Series FF, 5.00%, 06/15/40	19,440	19,967,092
Sub-Series BB-2, 5.25%, 06/15/47	26,900	28,059,796
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S, Subordinate, (SAW), 5.00%, 07/15/41	3,675	3,679,426
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D-1, 5.50%, 11/01/45	19,690	20,958,362
Sub-Series E-1, 5.00%, 02/01/39	2,525	2,574,358
Sub-Series F-1, 5.00%, 05/01/42	3,000	3,016,272
Series C-3, Subordinate, 5.00%, 05/01/39	2,600	2,678,106
Series F-1, Subordinate, 5.00%, 02/01/44	4,000	4,110,822
New York City Transitional Finance Authority, RB
Series C, 5.50%, 05/01/40	3,000	3,322,225
Series C, 5.50%, 05/01/41	10,000	11,014,818
Series D, 5.25%, 05/01/45	15,000	15,845,372
Series C-1, Subordinate, 5.00%, 05/01/44	7,195	7,455,205
Series E, Subordinate, 5.50%, 11/01/49	14,425	15,334,134
Series H-1, Subordinate, 5.25%, 11/01/45	9,280	9,788,402
Series H-1, Subordinate, 5.25%, 11/01/48	22,580	23,547,438
New York State Dormitory Authority, RB
(AG SAW), 5.00%, 10/01/39	8,000	8,563,905
Series A, 5.00%, 03/15/41	3,240	3,278,886
Series A, 5.00%, 03/15/43	7,800	8,187,144
Series A, 5.00%, 07/01/43	2,050	2,076,621
Series A, 5.00%, 03/15/44	32,760	34,109,758
Series A, 5.00%, 03/15/46	24,870	25,586,197
Series A, 5.00%, 03/15/47	16,355	16,755,290
Series A, 5.00%, 03/15/48	20,000	20,424,777
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/40	15,000	14,494,148
Series A, 5.00%, 03/15/40	14,950	15,778,233
Series A, 5.00%, 03/15/42	1,300	1,372,824
Series A, 5.00%, 03/15/44	9,795	10,161,034
Series B, 5.00%, 03/15/44	5,070	5,290,495
Series B, 5.00%, 03/15/46	13,000	13,391,750
Series E, 5.00%, 03/15/40	2,270	2,332,660
Series E, 5.00%, 03/15/42	36,535	37,196,600
Series E, 5.00%, 03/15/43	6,275	6,369,801
New York State Thruway Authority, Refunding RB, 5.00%, 03/15/41	15,550	16,408,757
New York Transportation Development Corp., ARB
AMT, 6.00%, 04/01/35	14,215	15,441,737
AMT, 5.00%, 12/01/35	1,650	1,718,988
Schedule of Investments

Schedule of Investments (continued)
June 30, 2025
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York Transportation Development Corp., ARB (continued)
AMT, 5.00%, 12/01/38	$10,000	$ 10,179,778
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	23,000	23,398,636
AMT, Sustainability Bonds, 5.25%, 06/30/49	58,985	58,865,407
Onondaga Civic Development Corp., RB
5.00%, 12/01/39	1,000	1,088,790
5.00%, 12/01/40	1,100	1,183,486
5.00%, 12/01/41	1,220	1,302,245
5.25%, 12/01/42	1,000	1,086,417
Port Authority of New York & New Jersey, ARB
AMT, 5.00%, 11/01/49	32,905	32,625,943
Series 221, AMT, 4.00%, 07/15/39	4,375	4,156,916
Port Authority of New York & New Jersey, Refunding ARB
5.00%, 10/15/42	10,000	10,146,371
5.00%, 01/15/47	2,965	3,048,906
Series 205, 5.00%, 11/15/47	12,000	12,080,228
AMT, 5.00%, 01/15/47	12,550	12,585,172
Series 197, AMT, 5.00%, 11/15/41	17,450	17,533,880
Series 207, AMT, 5.00%, 09/15/31	14,950	15,444,997
Series 231, AMT, 5.50%, 08/01/39	5,710	6,130,260
Series 231, AMT, 5.50%, 08/01/47	40,000	41,517,102
Port Authority of New York & New Jersey, Refunding RB
Series 248, 5.00%, 01/15/40	1,725	1,864,288
Series 248, 5.00%, 01/15/41	3,735	3,996,821
Series 248, 5.00%, 01/15/42	2,550	2,706,996
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/41	10,000	10,031,424
Series C, Sustainability Bonds, 5.25%, 11/15/40	5,335	5,761,561
Utility Debt Securitization Authority, RB, Restructured, 5.00%, 12/15/41	9,145	9,311,536
		876,452,231
North Carolina — 0.6%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 52A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 01/01/55	8,900	9,632,208
North Carolina Medical Care Commission, RB, Series B, 5.00%, 06/01/55(a)	19,925	21,632,898
State of North Carolina, Refunding RB
5.00%, 03/01/38	3,915	4,298,076
5.00%, 03/01/39	3,500	3,805,663
		39,368,845
Ohio — 1.8%
Allen County OH Hospital Facilities Revenue Refunding RB, 5.00%, 11/01/39	17,000	18,058,645
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Class A, 5.00%, 11/01/40	13,860	14,583,999
Ohio Turnpike & Infrastructure Commission, RB, Series A, 5.00%, 02/15/43	13,325	13,503,836
Ohio University, Refunding RB, Series A, 5.00%, 12/01/44	16,500	16,715,671
Ohio Water Development Authority Water Pollution Control Loan Fund, RB
Series A, Sustainability Bonds, 5.00%, 12/01/42	2,075	2,193,846
Series A, Sustainability Bonds, 5.00%, 12/01/43	1,375	1,445,076
Ohio Water Development Authority, RB
5.00%, 06/01/44	1,975	2,017,083
Security	Par (000)	Value
Ohio (continued)
Ohio Water Development Authority, RB (continued)
Series A, 12/01/40(c)	$9,500	$ 10,330,145
Series A, 12/01/41(c)	6,675	7,152,840
State of Ohio, GO
Series A, 5.00%, 03/01/39	10,000	10,176,766
Series A, 5.00%, 06/15/43	3,850	4,083,898
State of Ohio, RB
4.00%, 01/01/40	4,205	3,966,049
5.00%, 04/01/40	1,155	1,208,342
Series A, 5.00%, 04/01/40	1,110	1,168,146
University of Cincinnati, RB, Series C, 5.00%, 06/01/41	2,600	2,622,377
		109,226,719
Oklahoma — 0.3%
Oklahoma Development Finance Authority, RB, 7.25%, 09/01/51(b)	7,895	7,670,072
Tulsa Municipal Airport Trust Trustees, Refunding ARB, AMT, 6.25%, 12/01/35	7,770	8,532,345
		16,202,417
Oregon — 0.5%
Port of Morrow Oregon, GOL, Series A, 5.15%, 10/01/26(b)	17,685	17,756,332
State of Oregon, GO, Series A, 5.00%, 05/01/42	10,110	10,657,766
		28,414,098
Pennsylvania — 2.3%
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/27	1,395	1,408,122
5.00%, 05/01/32	3,750	3,762,862
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AG), 5.00%, 09/01/39	2,775	2,959,998
Commonwealth of Pennsylvania, GO
Series B, 5.00%, 08/15/39	4,025	4,341,243
Series B, 4.00%, 08/15/40	7,980	7,736,546
Lancaster County Hospital Authority, RB
5.00%, 11/01/37	1,205	1,234,419
5.00%, 11/01/39	1,000	1,016,308
5.00%, 11/01/40	1,100	1,113,103
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B-1, 5.25%, 11/01/43	11,000	11,348,353
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 6.25%, 10/01/53	11,520	12,464,799
Series 148A, Sustainability Bonds, 4.63%, 10/01/45	5,000	4,828,946
Series 149A, Sustainability Bonds, 10/01/55(c)	18,130	20,535,217
Pennsylvania Turnpike Commission, RB
Sub-Series A, 5.50%, 12/01/46	40,000	40,590,909
Sub-Series B-1, 5.00%, 06/01/42	10,000	10,087,396
Series A, Subordinate, 5.00%, 12/01/44	10,940	10,993,553
Sub-Series A-1, Subordinate, 5.00%, 12/01/41	4,200	4,200,058
		138,621,832
Puerto Rico — 1.1%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.75%, 07/01/31	13,205	14,501,573
Series A-1, Restructured, 4.00%, 07/01/33	20,418	20,107,620

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
June 30, 2025
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Puerto Rico (continued)
Commonwealth of Puerto Rico, GO (continued)
Series A-1, Restructured, 4.00%, 07/01/35	$8,168	$ 7,891,719
Series A-1, Restructured, 4.00%, 07/01/37	25,180	23,915,037
		66,415,949
South Carolina — 4.5%
County of Dorchester South Carolina, SAB(b)
5.88%, 10/01/40	1,245	1,263,020
6.00%, 10/01/51	3,000	3,023,794
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	48,600	51,524,309
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	91,485	97,189,733
South Carolina Jobs-Economic Development Authority, RB
7.50%, 08/15/62(b)	10,135	9,194,249
Series A, 5.25%, 11/01/41	8,985	9,399,669
Series A, 5.25%, 11/01/43	27,135	28,101,028
Series A, 5.50%, 11/01/45	10,000	10,543,078
South Carolina Jobs-Economic Development Authority, RB, M/F Housing, 4.00%, 03/01/62(a)	9,855	9,501,544
South Carolina Jobs-Economic Development Authority, Refunding RB
5.25%, 11/15/37	3,005	3,010,690
Series B-2, 5.00%, 11/01/49(a)	8,775	9,537,476
South Carolina State Housing Finance & Development Authority, RB, S/F Housing, Series B, (FHLMC, FNMA, GNMA), 6.50%, 07/01/55	10,000	11,313,455
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series B, 6.00%, 01/01/54	9,225	10,039,334
South Carolina Transportation Infrastructure Bank, Refunding RB, 5.00%, 10/01/36	16,500	16,967,095
		270,608,474
South Dakota — 0.2%
South Dakota Conservancy District, RB
Series B, 5.00%, 08/01/43	5,485	5,694,870
Series B, 5.00%, 08/01/44	5,735	5,914,131
South Dakota State Building Authority, Refunding RB, Series C, 4.00%, 06/01/40	1,000	960,820
		12,569,821
Tennessee — 1.5%
Metropolitan Government of Nashville & Davidson County Tennessee Water & Sewer Revenue, Refunding RB
5.00%, 07/01/39	5,520	5,969,265
5.00%, 07/01/40	3,900	4,175,596
5.00%, 07/01/41	3,225	3,422,435
5.00%, 07/01/42	2,380	2,513,358
5.00%, 07/01/43	3,415	3,577,703
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	38,225	39,412,862
Tennessee Housing Development Agency, RB, S/F Housing, Series 2A, Sustainability Bonds, 5.75%, 01/01/54	11,610	12,346,734
Security	Par (000)	Value
Tennessee (continued)
Tennessee Housing Development Agency, Refunding RB, S/F Housing
Series 1A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/56	$8,600	$ 9,433,774
Series 3A, Sustainability Bonds, 6.25%, 01/01/54	5,120	5,552,073
Tennessee State School Bond Authority, RB, 5.00%, 11/01/42	4,640	4,682,353
		91,086,153
Texas — 7.6%
Arlington Higher Education Finance Corp., RB(b)
7.88%, 11/01/62	9,425	9,529,121
Series A, 5.30%, 04/01/62	6,415	4,426,767
Board of Regents of the University of Texas System, Refunding RB
Series A, 5.00%, 08/15/43	11,035	11,473,104
Series B, 5.00%, 08/15/42	17,155	18,073,140
Cedar Hill Independent School District, GO, (PSF), 5.00%, 02/15/43	2,000	2,086,258
City of Austin Texas Electric Utility Revenue, Refunding RB, 5.00%, 11/15/40	15,550	16,476,028
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, 5.00%, 10/01/39	1,745	1,876,105
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.50%, 07/15/38	5,000	5,172,907
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB
Series A, 5.25%, 02/01/40	10,000	10,799,042
Series A, 5.25%, 02/01/41	25,625	27,459,417
Series A, 5.25%, 02/01/42	9,150	9,724,352
City of Tyler Texas Water & Sewer System Revenue, RB(c)
09/01/41	1,385	1,455,472
09/01/42	1,455	1,520,315
09/01/43	1,525	1,582,012
Conroe Independent School District, GO, (PSF), 5.00%, 02/15/41	5,000	5,269,813
County of Harris Texas Toll Road Revenue, Refunding RB, Series A, Senior Lien, 5.00%, 08/15/43	10,000	10,100,923
Grand Parkway Transportation Corp., RB, Series A, 5.00%, 10/01/48	6,050	6,048,474
Greater Texoma Utility Authority, RB, (AG), 5.00%, 10/01/39	1,000	1,053,888
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 6.38%, 01/01/33	40	40,044
Irving Independent School District, GO
(PSF), 5.00%, 02/15/41	5,250	5,500,992
(PSF), 5.00%, 02/15/43	4,000	4,145,891
Lower Colorado River Authority, Refunding RB
(AG), 5.00%, 05/15/41	2,000	2,075,636
5.00%, 05/15/44	5,050	5,054,414
(AG), 5.50%, 05/15/48	12,850	13,453,769
5.00%, 05/15/50	10,310	10,288,639
Series A, 5.50%, 05/15/47	5,000	5,233,059
New Caney Independent School District, Refunding GO, (PSF), 5.00%, 02/15/42	2,000	2,091,628
Schedule of Investments

Schedule of Investments (continued)
June 30, 2025
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., Refunding RB
Series A, 4.00%, 08/15/40	$2,000	$ 1,823,294
Series A, 6.75%, 10/01/52	580	580,356
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/40	20,000	20,948,056
Series A, 5.00%, 01/01/41	1,190	1,246,613
Series A, 5.00%, 01/01/43	10,845	11,003,176
Series B, 5.00%, 01/01/43	10,000	10,057,213
Port Authority of Houston of Harris County Texas, ARB
1st Lien, 5.00%, 10/01/40	1,330	1,407,701
1st Lien, 5.00%, 10/01/41	4,580	4,811,698
Tarrant County Cultural Education Facilities Finance Corp., RB
5.50%, 11/15/47	12,790	13,365,217
Series B, 5.00%, 07/01/43	32,500	32,500,050
Series B, 5.00%, 07/01/48	22,560	22,256,516
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 02/15/41	25,900	25,947,883
Series A, 5.00%, 11/15/45	9,990	9,939,752
Series A, 5.00%, 02/15/47	8,650	8,449,821
Texas A&M University, Refunding RB, Series A, 5.00%, 05/15/40	2,000	2,146,471
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 5.75%, 03/01/54	27,570	29,738,710
Series B, (GNMA), 6.00%, 03/01/53	10,890	11,792,006
Series B, (GNMA), 6.00%, 01/01/56	13,500	14,943,822
Texas Municipal Gas Acquisition & Supply Corp. V, RB, 5.00%, 01/01/55(a)	10,525	11,178,692
Texas Water Development Board, RB
4.00%, 10/15/44	15,765	14,294,081
Series A, 5.00%, 10/15/42	4,210	4,256,067
Series A, 5.00%, 10/15/43	4,400	4,445,088
Series B, 4.00%, 10/15/43	12,930	11,824,068
Waxahachie Independent School District, GO, (PSF), 5.00%, 02/15/41	1,150	1,207,375
		462,174,936
Utah — 1.0%
County of Utah, RB, Series A, 5.00%, 05/15/43	10,500	10,691,574
County of Utah, Refunding RB, 5.00%, 05/15/41	40,000	40,084,388
Utah Charter School Finance Authority, RB, 5.63%, 06/15/54(b)	4,930	4,341,296
Utah Charter School Finance Authority, Refunding RB, 5.25%, 06/15/37(b)	3,795	3,678,387
		58,795,645
Vermont — 0.2%
East Central Vermont Telecommunications District, RB(b)
Series A, 4.00%, 12/01/30	1,760	1,695,874
Series A, 4.25%, 12/01/40	4,030	3,317,535
Vermont Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.75%, 11/01/53	4,236	4,557,000
		9,570,409
Virginia — 2.7%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	693	687,069
Security	Par (000)	Value
Virginia (continued)
Prince William County Industrial Development Authority, RB, Series A, 5.00%, 10/01/41	$2,460	$ 2,604,871
University of Virginia, Refunding RB
Series A, 5.00%, 04/01/42	24,825	25,204,173
Series A, 5.00%, 04/01/47	9,630	9,737,601
Virginia Commonwealth Transportation Board, RB, 4.00%, 05/15/41	10,000	9,636,851
Virginia Port Authority Commonwealth Port Fund, ARB, Series A, 5.25%, 07/01/48	25,000	26,067,253
Virginia Public Building Authority, ARB
Series A, 4.00%, 08/01/38	4,625	4,512,357
Series B, AMT, 4.00%, 08/01/36	8,830	8,754,121
Virginia Public Building Authority, RB
Series A, 4.00%, 08/01/40	21,495	20,655,527
Series A, 4.00%, 08/01/41	29,800	28,194,763
Series A-2, 4.00%, 08/01/38	24,000	23,757,286
Virginia Resources Authority, RB, Class B, 5.25%, 11/01/47	2,330	2,461,267
		162,273,139
Washington — 1.5%
Energy Northwest, Refunding RB, Series A, 5.00%, 07/01/41	16,700	17,759,954
Franklin County School District No. 1 Pasco, Refunding GO, (GTD), 5.50%, 12/01/40	13,250	14,498,568
King County School District No. 401 Highline, GO, (GTD), 5.00%, 12/01/39	520	554,659
Port of Seattle Washington, ARB, Series C, AMT, Intermediate Lien, 5.25%, 05/01/42	47,930	48,411,885
State of Washington, GO
Series 2020A, 5.00%, 08/01/40	5,000	5,182,671
Series C, 5.00%, 02/01/42	2,020	2,094,304
Series F, 5.00%, 06/01/45	3,795	3,878,650
University of Washington, Refunding RB, Series A, 5.00%, 04/01/40	1,000	1,062,898
		93,443,589
Wisconsin — 0.6%
Milwaukee Metropolitan Sewerage District, GO, Series D, Sustainability Bonds, 4.00%, 10/01/40	5,680	5,409,333
Public Finance Authority, RB(b)
6.25%, 10/01/31(e)(f)	1,715	145,775
7.00%, 10/01/47(e)(f)	1,715	145,775
Series A, 7.00%, 07/01/33	6,580	6,593,154
Series A, 7.00%, 11/01/46(e)(f)	6,385	3,192,500
Series A, 5.63%, 06/15/49	11,730	10,632,625
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 03/01/54	6,760	7,351,742
		33,470,904
Total Municipal Bonds — 94.4% (Cost: $5,730,950,776)		5,712,968,764
Municipal Bonds Transferred to Tender Option Bond Trusts(g)
California — 0.7%
California State University, RB, Series A, 5.00%, 11/01/49	40,470	41,246,088

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
June 30, 2025
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
District of Columbia — 0.8%
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 5.00%, 07/15/45	$50,585	$ 51,099,795
Massachusetts — 0.9%
Commonwealth of Massachusetts, GO, Series C, 5.25%, 10/01/47	50,000	52,181,687
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 2.4% (Cost: $152,066,849)		144,527,570
Total Long-Term Investments — 96.8% (Cost: $5,883,017,625)		5,857,496,334

	Shares
Short-Term Securities
	Money Market Funds — 5.4%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.13%(h)(i)	323,567,144	323,599,501
	Total Short-Term Securities — 5.4% (Cost: $323,510,942)	323,599,501
	Total Investments — 102.2% (Cost: $6,206,528,567)	6,181,095,835
	Liabilities in Excess of Other Assets — (1.0)%	(61,960,778)
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.2)%	(71,081,548)
	Net Assets — 100.0%	$ 6,048,053,509

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 388,553,485	$ —	$ (64,953,984)(a)	$ —	$ —	$ 323,599,501	323,567,144	$ 12,945,411	$ —
iShares National Muni Bond ETF(b)	—	115,772,518	(116,099,826)	327,308	—	—	—	261,270	—
				$ 327,308	$ —	$ 323,599,501		$ 13,206,681	$ —

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended June 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (2,468,535)	$ —	$ (2,468,535)
Schedule of Investments

Schedule of Investments (continued)
June 30, 2025
BlackRock National Municipal Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short	$— (a)

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 5,712,968,764	$ —	$ 5,712,968,764
Municipal Bonds Transferred to Tender Option Bond Trusts	—	144,527,570	—	144,527,570
Short-Term Securities
Money Market Funds	323,599,501	—	—	323,599,501
	$323,599,501	$5,857,496,334	$—	$6,181,095,835
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $70,530,007 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
June 30, 2025
BlackRock Short Duration Muni Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 11.3%
Black Belt Energy Gas District, RB
Series A, 5.00%, 09/01/25	$150	$ 150,311
Series A, 5.00%, 09/01/26	250	254,120
Series A, 5.00%, 09/01/27	225	231,516
Series A, 5.00%, 09/01/28	260	269,914
Series A, 5.00%, 09/01/29	250	261,561
Series A, 5.00%, 09/01/30	350	368,976
Series A, 5.25%, 01/01/54(a)	2,000	2,123,100
Series A, 5.25%, 05/01/55(a)	6,095	6,430,025
Series C-1, 5.25%, 02/01/53(a)	8,570	8,990,486
Series F, 5.25%, 12/01/26	5,140	5,251,693
Black Belt Energy Gas District, Refunding RB, Series D2, 4.35%, 07/01/52(a)	2,650	2,681,022
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.00%, 10/01/29	1,250	1,342,583
Energy Southeast A Cooperative District, RB
Series B, 5.00%, 12/01/26	100	102,106
Series B, 5.00%, 06/01/27	115	118,205
Series B, 5.00%, 12/01/27	100	103,393
Series B, 5.00%, 06/01/28	240	249,457
Series B, 5.00%, 12/01/28	250	261,115
Southeast Energy Authority A Cooperative District, RB
Series A, 5.00%, 06/01/30	150	157,882
Series A, 5.00%, 06/01/31	245	258,190
Series A, 5.25%, 01/01/54(a)	10,700	11,257,383
Series A-1, 5.00%, 12/01/26	1,000	1,020,485
Series B, 5.00%, 01/01/54(a)	10,000	10,533,677
		52,417,200
Arizona — 2.8%
Arizona Health Facilities Authority, RB(a)
Series B, 2.17%, 11/04/25(b)	195	193,316
Series B, 2.17%, 01/01/46	4,780	4,771,679
Chandler Industrial Development Authority, RB(a)
AMT, 4.00%, 06/01/49	3,300	3,297,767
Series 2, AMT, 5.00%, 09/01/52	2,925	2,974,259
Salt Verde Financial Corp., RB, 5.50%, 12/01/29	1,475	1,580,444
		12,817,465
California — 4.0%
California Community Choice Financing Authority, RB, Sustainability Bonds, 4.87%, 12/01/53(a)	7,000	7,103,951
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(c)	4,410	4,178,730
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, Sustainability Bonds, 5.00%, 05/15/34	1,000	1,084,419
City of Los Angeles Department of Airports, Refunding RB, Series F, AMT, Subordinate, 5.00%, 05/15/34	2,180	2,365,006
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series A, AMT, 5.00%, 05/01/33	950	1,032,623
State of California, Refunding GO, 5.00%, 03/01/35	2,625	3,001,257
		18,765,986
Colorado(a) — 2.4%
Colorado Health Facilities Authority, RB
Class A, 5.00%, 11/15/60	1,500	1,631,081
Security	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, RB (continued)
Series A, 5.00%, 11/15/59	$4,385	$ 4,746,705
Series B-2, 5.00%, 08/01/49	4,715	4,769,386
		11,147,172
Connecticut — 1.3%
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series B, 5.00%, 07/01/49(a)	5,000	5,327,796
State of Connecticut, GO, Series A, 5.00%, 03/15/35	770	878,268
		6,206,064
District of Columbia — 1.6%
District of Columbia Income Tax Revenue, Refunding RB, Series A, 5.00%, 06/01/34	2,500	2,824,003
District of Columbia, RB, Series A, AMT, Sustainability Bonds, 5.00%, 02/28/27	865	885,771
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 10/01/34(d)	1,595	1,723,550
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/34	1,790	1,842,861
		7,276,185
Florida — 3.5%
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/28	3,000	3,009,610
County of Broward Florida Port Facilities Revenue, ARB, AMT, 5.00%, 09/01/26	500	510,032
Greater Orlando Aviation Authority, ARB, Series A, AMT, 5.00%, 10/01/30	1,335	1,405,553
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 5.00%, 11/15/34	590	657,391
Miami-Dade County Expressway Authority, Refunding RB, Series B, 5.00%, 07/01/30	410	410,432
Mid-Bay Bridge Authority, Refunding RB, Series C, 5.00%, 10/01/30	665	667,447
School District of Broward County, Refunding COP
Series A, 5.00%, 07/01/28	4,975	4,977,125
Series A, 5.00%, 07/01/30	4,525	4,526,933
		16,164,523
Georgia(a) — 4.0%
Development Authority of Burke County, RB, 3.38%, 11/01/48	180	180,532
Development Authority of Burke County, Refunding RB, Series A, 3.60%, 01/01/40	2,500	2,513,680
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 06/01/53	5,000	5,245,872
Series B, 5.00%, 07/01/53	10,045	10,577,508
		18,517,592
Guam — 0.5%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/25	2,500	2,510,207
Illinois — 1.7%
City of Chicago Illinois, Refunding GO
Series A, 5.00%, 01/01/26	575	579,512
Series A, 5.00%, 01/01/27	655	670,119
Illinois Finance Authority, RB, Series A, Sustainability Bonds, 5.00%, 01/01/35	1,250	1,413,083
Illinois Finance Authority, Refunding RB, Series B, 2.62%, 05/01/42(a)	1,000	997,927
Schedule of Investments

Schedule of Investments (continued)
June 30, 2025
BlackRock Short Duration Muni Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
Illinois Housing Development Authority, RB, S/F Housing
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 04/01/28	$300	$ 318,939
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 10/01/28	250	268,122
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 04/01/29	355	383,817
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 10/01/29	375	408,332
Rock Island County School District No. 41 Rock Island/Milan, GO
Series A, (AG), 5.00%, 01/01/31	250	272,939
Series A, (AG), 5.00%, 01/01/32	225	247,605
State of Illinois, GO, Series D, 5.00%, 11/01/28	2,380	2,469,438
		8,029,833
Indiana — 2.7%
City of Whiting Indiana, Refunding RB, AMT, 5.00%, 12/01/44(a)	5,010	5,087,209
Indiana Finance Authority, Refunding RB
5.00%, 02/01/35	750	853,906
Series D-3, 10/01/59(a)(d)	6,000	6,660,676
		12,601,791
Kentucky — 3.7%
Kentucky Public Energy Authority, RB, Series C, 4.00%, 02/01/50(a)	1,570	1,577,616
Kentucky Public Energy Authority, Refunding RB
Series A, 5.25%, 06/01/55(a)	2,650	2,798,650
Series B, 5.00%, 02/01/28	575	594,496
Series B, 5.00%, 02/01/29	650	679,069
Series B, 5.00%, 02/01/30	550	578,807
Series B, 5.00%, 02/01/31	1,445	1,525,830
Kentucky State Property & Building Commission, Refunding RB
Series B, 5.00%, 11/01/25	5,250	5,286,974
Series B, (SAP), 5.00%, 11/01/25	630	634,082
Louisville/Jefferson County Metropolitan Government, Refunding RB, 5.00%, 10/01/30	3,340	3,401,513
		17,077,037
Louisiana — 2.2%
Louisiana Public Facilities Authority, RB, 5.00%, 10/01/43(a)(c)	10,000	10,035,660
Maryland — 1.2%
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Series B, 5.00%, 07/01/45(a)	2,000	2,202,973
Montgomery County Housing Opportunities Commission, RB, M/F Housing, Series A, 3.85%, 07/01/34	3,435	3,435,905
		5,638,878
Massachusetts — 0.9%
Massachusetts Educational Financing Authority, RB
AMT, 5.00%, 07/01/26	1,000	1,015,581
Series B, AMT, 5.00%, 07/01/26	1,250	1,269,692
Massachusetts Educational Financing Authority, Refunding RB, Series B, AMT, 5.00%, 07/01/28	500	519,315
Massachusetts Housing Finance Agency, RB, M/F Housing, Series C2, Sustainability Bonds, (HUD SECT 8), 4.00%, 12/01/27	1,250	1,258,945
		4,063,533
Security	Par (000)	Value
Michigan — 1.9%
Michigan State Building Authority, Refunding RB, Series I, 5.00%, 10/15/32	$895	$ 914,391
Michigan State Hospital Finance Authority, Refunding RB, Series B-1, 5.00%, 08/15/55(a)	1,385	1,498,415
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/29	6,015	6,195,616
		8,608,422
Minnesota — 0.1%
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Refunding RB, Series A, 5.00%, 07/01/28	500	500,000
Missouri — 1.1%
Kansas City Industrial Development Authority, ARB, Series A, AMT, 5.00%, 03/01/30	4,200	4,334,676
Missouri Joint Municipal Electric Utility Commission, Refunding RB, 5.00%, 12/01/34	550	615,039
		4,949,715
Nevada(a) — 2.4%
County of Washoe Nevada, Refunding RB
Series B, 3.63%, 03/01/36	3,725	3,779,862
Series C3, 4.13%, 03/01/36	2,000	2,027,126
Series F, 4.13%, 03/01/36	5,030	5,101,669
		10,908,657
New Jersey — 9.6%
New Jersey Economic Development Authority, RB
5.00%, 06/15/29	1,000	1,073,328
5.00%, 11/01/29	1,050	1,133,287
New Jersey Economic Development Authority, Refunding RB
Series B, 5.00%, 11/01/26	10,620	10,908,751
Series RRR, 5.00%, 03/01/28	6,000	6,333,891
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1A, AMT, 5.00%, 12/01/33	2,550	2,666,545
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing, Series B, Sustainability Bonds, (HUD SECT 8), 3.50%, 05/01/29	3,120	3,150,928
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing(d)
Series M, Sustainability Bonds, 04/01/33	650	651,411
Series M, Sustainability Bonds, 10/01/33	675	673,318
Series M, Sustainability Bonds, 04/01/34	2,205	2,206,489
Series M, Sustainability Bonds, 10/01/34	850	851,748
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/28(b)	1,425	1,531,999
Series A, 5.00%, 06/15/30	6,000	6,085,494
Series BB, 5.00%, 06/15/29	1,570	1,663,159
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 06/15/31	4,360	4,417,991
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/29	1,355	1,401,291
		44,749,630
New Mexico(a) — 1.7%
City of Farmington New Mexico, Refunding RB, Series C, 3.88%, 06/01/40	5,000	5,061,315
New Mexico Mortgage Finance Authority, RB, M/F Housing
(HUD SECT 8), 3.73%, 02/01/42	1,985	1,987,026
(HUD SECT 8), 5.00%, 02/01/42	1,030	1,031,230
		8,079,571

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
June 30, 2025
BlackRock Short Duration Muni Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York — 13.8%
City of New York, GO, Series G-1, 5.00%, 02/01/35	$2,250	$ 2,534,204
Genesee County Funding Corp., Refunding RB, Series A, 5.00%, 12/01/25	200	201,359
Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 11/15/34	2,500	2,755,404
Series D, 5.00%, 11/15/27	4,630	4,739,998
New York City Housing Development Corp., RB, M/F Housing(a)
Seires A-2, Sustainability Bonds, 3.70%, 05/01/63	5,000	5,003,843
Series C-2, Sustainability Bonds, 3.75%, 05/01/65	2,435	2,447,980
Series E-2, Sustainability Bonds, 3.80%, 11/01/63	1,000	1,010,296
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series A2, Subordinate, 5.00%, 05/01/35	1,600	1,685,354
New York City Transitional Finance Authority, Refunding RB, Series A-1, Subordinate, 5.00%, 11/01/34	1,825	2,063,608
New York State Dormitory Authority, RB, (AG SAW), 5.00%, 10/01/34	1,500	1,695,816
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 03/15/34	4,480	4,493,117
New York State Housing Finance Agency, RB, M/F Housing(a)
Series A-1, 3.60%, 11/01/44	2,500	2,493,359
Series A-2, Sustainability Bonds, 3.45%, 06/15/54	4,000	4,080,695
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/31	3,000	3,198,388
Series A, AMT, 5.00%, 07/01/30	995	995,690
New York Transportation Development Corp., RB, AMT, 4.00%, 10/01/30	3,750	3,736,588
New York Transportation Development Corp., Refunding RB, Series A, AMT, 5.00%, 12/01/25	1,010	1,015,294
Port Authority of New York & New Jersey, Refunding ARB, Series 207, AMT, 5.00%, 09/15/29	1,000	1,038,381
Suffolk Tobacco Asset Securitization Corp., Refunding RB
5.00%, 06/01/30	475	508,364
5.00%, 06/01/31	975	1,053,892
Triborough Bridge & Tunnel Authority, Refunding RB, Series E2A, Sustainability Bonds, 4.00%, 04/01/26(a)	7,500	7,488,934
Troy Capital Resource Corp., Refunding RB, 5.00%, 09/01/30	1,000	1,088,330
Utility Debt Securitization Authority, Refunding RB, Restructured, 5.00%, 12/15/33	8,635	8,700,973
		64,029,867
North Carolina — 1.5%
Cumberland County Industrial Facilities & Pollution Control Financing Authority, RB, AMT, 3.75%, 12/01/27(a)	5,000	4,996,139
North Carolina Turnpike Authority, Refunding RB, Senior Lien, 5.00%, 01/01/30	250	263,160
State of North Carolina, Refunding RB, 5.00%, 03/01/35	1,640	1,848,725
		7,108,024
Ohio(a) — 1.6%
Ohio Air Quality Development Authority, Refunding RB
4.00%, 09/01/30	4,120	4,159,541
Series A, AMT, 4.25%, 11/01/39	3,385	3,418,630
		7,578,171
Security	Par (000)	Value
Oklahoma — 0.1%
Oklahoma Housing Finance Agency, RB, S/F Housing, Series D, (FHLMC, FNMA, GNMA), 3.55%, 03/01/30	$465	$ 464,193
Oregon — 1.4%
Oregon State Lottery, Refunding RB, Series A, 5.00%, 04/01/35	2,400	2,733,240
Port of Morrow Oregon, GOL, Series A, 5.15%, 10/01/26(c)	1,520	1,526,131
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 28, AMT, 5.00%, 07/01/30	1,580	1,679,972
State of Oregon Housing & Community Services Department, Refunding RB, S/F Housing, (FHLMC, FNMA, GNMA), 3.75%, 07/01/31	380	382,047
		6,321,390
Pennsylvania — 5.2%
Allegheny County Hospital Development Authority, RB, Series D2, Class D, 2.50%, 11/15/26(a)	3,850	3,840,894
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/28	1,000	1,045,159
Montgomery County Higher Education and Health Authority, Refunding RB
5.00%, 09/01/28	1,850	1,946,093
Series B, 5.00%, 05/01/34	1,125	1,200,296
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 5.00%, 03/15/60(a)	4,525	4,868,014
Pennsylvania Higher Education Assistance Agency, RB, Series A, AMT, 5.00%, 06/01/28	1,925	1,992,206
Pennsylvania Housing Finance Agency, RB, S/F Housing(d)
Series 149A, Sustainability Bonds, 04/01/32	625	685,294
Series 149A, Sustainability Bonds, 10/01/32	725	796,552
Series 149A, Sustainability Bonds, 04/01/33	1,145	1,255,870
Series 149A, Sustainability Bonds, 10/01/33	1,410	1,547,891
School District of Philadelphia, GOL, Series A, (SAW), 5.00%, 09/01/29	1,350	1,454,784
School District of Philadelphia, Refunding GOL, Series F, (SAW), 5.00%, 09/01/28	2,700	2,753,291
State Public School Building Authority, Refunding RB, Series B, (AG SAW), 5.00%, 06/01/29	740	801,047
		24,187,391
South Carolina — 1.3%
South Carolina Jobs-Economic Development Authority, RB, Series A, 5.00%, 11/01/34	4,345	4,762,494
South Carolina Jobs-Economic Development Authority, Refunding RB, Series B-2, 5.00%, 11/01/49(a)	1,050	1,141,237
		5,903,731
Tennessee — 0.9%
Johnson City Health & Educational Facilities Board, Refunding RB, Series A, 5.00%, 07/01/25	1,000	1,000,043
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, Senior Lien, (AG), 5.00%, 07/01/33	1,525	1,695,198
Tennessee Housing Development Agency, Refunding RB, S/F Housing, 3.50%, 01/01/56(a)	1,595	1,592,427
		4,287,668
Texas — 9.5%
Allen Independent School District, GO, (PSF), 5.00%, 02/15/35	1,000	1,008,928
Schedule of Investments

Schedule of Investments (continued)
June 30, 2025
BlackRock Short Duration Muni Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of Galveston Texas Wharves & Terminal Revenue, ARB
Series A, AMT, 1st Lien, 5.00%, 08/01/29	$550	$ 575,573
Series A, AMT, 1st Lien, 5.00%, 08/01/30	1,430	1,501,337
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.25%, 07/15/33	2,500	2,555,628
City of Houston Texas Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/15/27	1,000	1,004,061
County of Harris Texas, Refunding RB, Senior Lien, 5.00%, 08/15/33	1,000	1,001,382
Harris County Cultural Education Facilities Finance Corp., Refunding RB(a)
Class B, 5.00%, 06/01/50	1,500	1,571,396
Class C, 5.00%, 07/01/54	5,000	5,324,676
Leander Independent School District, Refunding GO, CAB, Series A, (PSF), 0.00%, 08/15/26(e)	850	823,364
Lower Colorado River Authority, Refunding RB, Series B, 5.00%, 05/15/45(a)	2,525	2,778,242
Matagorda County Navigation District No. 1, Refunding RB
Series B-1, 4.00%, 06/01/30	1,300	1,296,695
Series B-2, 4.00%, 06/01/30	1,850	1,850,113
AMT, 4.25%, 05/01/30	1,145	1,158,472
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/27	6,000	6,204,762
Port Authority of Houston of Harris County Texas, Refunding GO, Series A, AMT, 5.00%, 10/01/27	1,020	1,064,660
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB
5.00%, 10/01/28	430	450,425
5.00%, 10/01/29	450	476,674
5.00%, 10/01/30	950	1,015,226
Series B, 5.00%, 07/01/25	1,125	1,125,054
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB
5.00%, 12/15/28	5,130	5,347,186
5.00%, 12/15/29	3,785	3,973,162
Texas Municipal Gas Acquisition and Supply Corp. II, RB, Series C, 3.71%, 09/15/27(a)	1,995	2,008,352
		44,115,368
Utah — 0.6%
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (AG), 5.00%, 06/01/35	1,375	1,529,300
Series B, 2nd Lien, (AG), 5.00%, 06/01/35	955	1,045,975
		2,575,275
Security	Par (000)	Value
Washington — 2.6%
Energy Northwest, Refunding RB, Series A, 5.00%, 07/01/34	$2,000	$ 2,273,313
State of Washington, GO
Series A, (XLCA), 0.00%, 12/01/28(e)	1,000	906,264
Series A, 5.00%, 08/01/33	1,705	1,764,364
Washington Health Care Facilities Authority, Refunding RB
Series B, 5.00%, 08/15/25	990	992,023
Series B, 5.00%, 08/01/49(a)	2,255	2,257,544
Series B-3, 5.00%, 08/01/49(a)	3,730	3,751,731
		11,945,239
Wisconsin — 0.2%
Wisconsin Health & Educational Facilities Authority, RB, 5.00%, 08/01/27(c)	1,000	1,011,249
Total Long-Term Investments — 99.3% (Cost: $454,794,024)		460,592,687

	Shares
Short-Term Securities
Money Market Funds — 3.9%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.13%(f)(g)	17,796,762	17,798,542
Total Short-Term Securities — 3.9% (Cost: $17,798,542)		17,798,542
Total Investments — 103.2% (Cost: $472,592,566)		478,391,229
Liabilities in Excess of Other Assets — (3.2)%		(14,707,810)
Net Assets — 100.0%		$ 463,683,419

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.
(e)	Zero-coupon bond.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 84,866	$ 17,713,676 (a)	$ —	$ —	$ —	$ 17,798,542	17,796,762	$ 346,733	$ —

(a)	Represents net amount purchased (sold).

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
June 30, 2025
BlackRock Short Duration Muni Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 460,592,687	$ —	$ 460,592,687
Short-Term Securities
Money Market Funds	17,798,542	—	—	17,798,542
	$17,798,542	$460,592,687	$—	$478,391,229
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities
June 30, 2025

	BlackRock New York Municipal Opportunities Fund	BlackRock National Municipal Fund	BlackRock Short Duration Muni Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 1,111,526,163	$ 5,857,496,334	$ 460,592,687
Investments, at value — affiliated(b)	31,853,314	323,599,501	17,798,542
Cash	—	1,046,769	—
Receivables:
Investments sold	815,000	4,487,750	—
Capital shares sold	1,913,183	12,584,732	631,509
Dividends — affiliated	58,827	847,705	48,661
Interest — unaffiliated	12,124,345	73,916,477	4,489,835
Unrealized appreciation on unfunded commitments	3,906,493	—	—
Prepaid expenses	569,305	117,727	41,421
Total assets	1,162,766,630	6,274,096,995	483,602,655
ACCRUED LIABILITIES
Payables:
Investments purchased	—	128,774,417	18,470,814
Accounting services fees	110,570	421,111	56,868
Capital shares redeemed	2,102,798	20,180,394	652,091
Custodian fees	19,738	65,200	5,464
Income dividend distributions	626,698	2,426,519	490,516
Interest expense and fees	423,154	551,541	—
Investment advisory fees	355,764	1,756,205	89,800
Directors’ and Officer’s fees	15,213	277,962	730
Other accrued expenses	44,005	42,211	28,005
Professional fees	51,922	74,718	49,185
Service and distribution fees	107,412	396,393	42,353
Transfer agent fees	127,612	546,808	33,410
Total accrued liabilities	3,984,886	155,513,479	19,919,236
OTHER LIABILITIES
TOB Trust Certificates	67,969,996	70,530,007	—
Total liabilities	71,954,882	226,043,486	19,919,236
Commitments and contingent liabilities
NET ASSETS	$ 1,090,811,748	$ 6,048,053,509	$ 463,683,419
NET ASSETS CONSIST OF
Paid-in capital	$ 1,240,739,336	$ 7,159,155,015	$ 484,468,979
Accumulated loss	(149,927,588)	(1,111,101,506)	(20,785,560)
NET ASSETS	$ 1,090,811,748	$ 6,048,053,509	$ 463,683,419
(a) Investments, at cost—unaffiliated	$1,158,200,922	$5,883,017,625	$454,794,024
(b) Investments, at cost—affiliated	$31,853,314	$323,510,942	$17,798,542

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities  (continued)
June 30, 2025

	BlackRock New York Municipal Opportunities Fund	BlackRock National Municipal Fund	BlackRock Short Duration Muni Fund
NET ASSET VALUE
Institutional
Net assets	$ 614,289,295	$ 2,999,859,459	$ 220,726,768
Shares outstanding	60,240,034	305,909,459	22,324,961
Net asset value	$ 10.20	$ 9.81	$ 9.89
Shares authorized	Unlimited	800 Million	150 Million
Par value	$0.10	$0.10	$0.10
Service
Net assets	N/A	$ 725,567	N/A
Shares outstanding	N/A	74,047	N/A
Net asset value	N/A	$ 9.80	N/A
Shares authorized	N/A	375 Million	N/A
Par value	N/A	$0.10	N/A
Investor A
Net assets	$ 392,695,658	$ 1,780,630,078	$ 195,639,700
Shares outstanding	38,484,486	181,458,881	19,772,725
Net asset value	$ 10.20	$ 9.81	$ 9.89
Shares authorized	Unlimited	800 Million	150 Million
Par value	$0.10	$0.10	$0.10
Investor A1
Net assets	$ 52,886,552	N/A	$ 7,969,234
Shares outstanding	5,183,352	N/A	805,261
Net asset value	$ 10.20	N/A	$ 9.90
Shares authorized	Unlimited	N/A	150 Million
Par value	$0.10	N/A	$0.10
Investor C
Net assets	$ 22,752,137	$ 30,759,107	$ 2,537,489
Shares outstanding	2,230,578	3,134,265	265,340
Net asset value	$ 10.20	$ 9.81	$ 9.56
Shares authorized	Unlimited	375 Million	150 Million
Par value	$0.10	$0.10	$0.10
Class K
Net assets	$ 8,188,106	$ 1,236,079,298	$ 36,810,228
Shares outstanding	803,145	126,002,114	3,722,563
Net asset value	$ 10.20	$ 9.81	$ 9.89
Shares authorized	Unlimited	1.35 Billion	150 Million
Par value	$0.10	$0.10	$0.10
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations
Year Ended June 30, 2025

	BlackRock New York Municipal Opportunities Fund	BlackRock National Municipal Fund	BlackRock Short Duration Muni Fund
INVESTMENT INCOME
Dividends — affiliated	$854,176	$13,206,681	$346,733
Interest — unaffiliated	49,275,642	273,496,492	16,924,616
Total investment income	50,129,818	286,703,173	17,271,349
EXPENSES
Investment advisory	5,451,313	27,210,198	1,334,695
Service and distribution — class specific	1,465,632	5,268,922	516,767
Transfer agent — class specific	830,862	5,043,268	327,198
Accounting services	166,333	582,888	80,310
Professional	109,606	173,927	73,291
Registration	88,216	208,152	96,813
Printing and postage	48,776	55,800	30,626
Directors and Officer	21,817	130,299	8,497
Custodian	12,617	72,041	6,512
Miscellaneous	40,291	134,776	27,559
Total expenses excluding interest expense	8,235,463	38,880,271	2,502,268
Interest expense and fees — unaffiliated(a)	2,199,745	2,469,449	—
Total expenses	10,435,208	41,349,720	2,502,268
Less:
Fees waived and/or reimbursed by the Manager	(670,599)	(1,777,660)	(250,580)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(250,057)	(2,187,003)	(134,780)
Total expenses after fees waived and/or reimbursed	9,514,552	37,385,057	2,116,908
Net investment income	40,615,266	249,318,116	15,154,441
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(7,267,419)	(140,569,977)	(1,531,711)
Investments — affiliated	—	327,308	—
Futures contracts	(811,555)	(2,468,535)	—
	(8,078,974)	(142,711,204)	(1,531,711)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(40,249,207)	(66,022,559)	3,862,810
Futures contracts	(168,958)	—	—
Unfunded commitments	(3,448,029)	—	—
	(43,866,194)	(66,022,559)	3,862,810
Net realized and unrealized gain (loss)	(51,945,168)	(208,733,763)	2,331,099
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,329,902)	$40,584,353	$17,485,540
(a) Related to TOB Trusts.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock New York Municipal Opportunities Fund		BlackRock National Municipal Fund
	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/25	Year Ended 06/30/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$40,615,266	$38,827,449	$249,318,116	$293,142,231
Net realized loss	(8,078,974)	(10,585,129)	(142,711,204)	(173,390,000)
Net change in unrealized appreciation (depreciation)	(43,866,194)	39,227,860	(66,022,559)	171,686,256
Net increase (decrease) in net assets resulting from operations	(11,329,902)	67,470,180	40,584,353	291,438,487
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(22,387,124)	(19,659,948)	(133,301,846)	(130,085,036)
Service	—	—	(22,521)	(29,441)
Investor A	(14,567,879)	(14,900,011)	(65,111,867)	(69,871,437)
Investor A1	(1,994,222)	(2,067,642)	—	—
Investor C	(760,039)	(927,270)	(996,067)	(1,259,326)
Class K	(327,979)	(288,766)	(48,744,595)	(89,195,679)
Decrease in net assets resulting from distributions to shareholders	(40,037,243)	(37,843,637)	(248,176,896)	(290,440,919)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(55,646,281)	(105,804,189)	(1,164,687,973)	(2,502,014,385)
NET ASSETS
Total decrease in net assets	(107,013,426)	(76,177,646)	(1,372,280,516)	(2,501,016,817)
Beginning of year	1,197,825,174	1,274,002,820	7,420,334,025	9,921,350,842
End of year	$1,090,811,748	$1,197,825,174	$6,048,053,509	$7,420,334,025

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	BlackRock Short Duration Muni Fund
	Year Ended 06/30/25	Year Ended 06/30/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$15,154,441	$16,727,781
Net realized loss	(1,531,711)	(3,740,780)
Net change in unrealized appreciation (depreciation)	3,862,810	7,845,578
Net increase in net assets resulting from operations	17,485,540	20,832,579
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(7,459,160)	(8,799,656)
Investor A	(6,126,588)	(6,174,204)
Investor A1	(279,569)	(297,368)
Investor C	(71,490)	(92,999)
Class K	(1,190,446)	(1,263,544)
Decrease in net assets resulting from distributions to shareholders	(15,127,253)	(16,627,771)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(9,092,815)	(139,130,692)
NET ASSETS
Total decrease in net assets	(6,734,528)	(134,925,884)
Beginning of year	470,417,947	605,343,831
End of year	$463,683,419	$470,417,947

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock New York Municipal Opportunities Fund
	Institutional
	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21

Net asset value, beginning of year	$10.66	$10.38	$10.36	$11.59	$10.83
Net investment income(a)	0.38	0.35	0.32	0.28	0.28
Net realized and unrealized gain (loss)	(0.47)	0.27	0.01	(1.23)	0.76
Net increase (decrease) from investment operations	(0.09)	0.62	0.33	(0.95)	1.04
Distributions from net investment income(b)	(0.37)	(0.34)	(0.31)	(0.28)	(0.28)
Net asset value, end of year	$10.20	$10.66	$10.38	$10.36	$11.59
Total Return(c)
Based on net asset value	(0.86)%	6.14%	3.27%(d)	(8.35)%	9.71%
Ratios to Average Net Assets(e)
Total expenses	0.78%	0.80%	0.81%	0.62%	0.61%
Total expenses after fees waived and/or reimbursed	0.69%	0.71%	0.71%	0.56%	0.54%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(f)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	3.60%	3.36%	3.06%	2.49%	2.49%
Supplemental Data
Net assets, end of year (000)	$614,289	$616,001	$617,182	$646,500	$706,229
Borrowings outstanding, end of year (000)	$67,970	$60,640	$69,968	$119,892	$104,930
Portfolio turnover rate	26%	31%	38%	32%	15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New York Municipal Opportunities Fund (continued)
	Investor A
	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21

Net asset value, beginning of year	$10.67	$10.39	$10.36	$11.59	$10.84
Net investment income(a)	0.35	0.32	0.29	0.25	0.25
Net realized and unrealized gain (loss)	(0.47)	0.28	0.03	(1.23)	0.75
Net increase (decrease) from investment operations	(0.12)	0.60	0.32	(0.98)	1.00
Distributions from net investment income(b)	(0.35)	(0.32)	(0.29)	(0.25)	(0.25)
Net asset value, end of year	$10.20	$10.67	$10.39	$10.36	$11.59
Total Return(c)
Based on net asset value	(1.20)%	5.87%	3.11%(d)	(8.58)%	9.34%
Ratios to Average Net Assets(e)
Total expenses	1.01%	1.03%	1.05%	0.86%	0.85%
Total expenses after fees waived and/or reimbursed	0.94%	0.96%	0.96%	0.81%	0.79%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(f)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	3.34%	3.11%	2.81%	2.24%	2.24%
Supplemental Data
Net assets, end of year (000)	$392,696	$474,422	$533,682	$585,695	$697,842
Borrowings outstanding, end of year (000)	$67,970	$60,640	$69,968	$119,892	$104,930
Portfolio turnover rate	26%	31%	38%	32%	15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New York Municipal Opportunities Fund (continued)
	Investor A1
	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21

Net asset value, beginning of year	$10.67	$10.39	$10.36	$11.59	$10.84
Net investment income(a)	0.37	0.34	0.31	0.27	0.27
Net realized and unrealized gain (loss)	(0.48)	0.27	0.02	(1.23)	0.75
Net increase (decrease) from investment operations	(0.11)	0.61	0.33	(0.96)	1.02
Distributions from net investment income(b)	(0.36)	(0.33)	(0.30)	(0.27)	(0.27)
Net asset value, end of year	$10.20	$10.67	$10.39	$10.36	$11.59
Total Return(c)
Based on net asset value	(1.05)%	6.03%	3.27%(d)	(8.44)%	9.50%
Ratios to Average Net Assets(e)
Total expenses	0.85%	0.87%	0.90%	0.71%	0.70%
Total expenses after fees waived and/or reimbursed	0.79%	0.81%	0.81%	0.66%	0.64%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(f)	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.49%	3.26%	2.96%	2.39%	2.39%
Supplemental Data
Net assets, end of year (000)	$52,887	$62,655	$67,802	$74,808	$89,501
Borrowings outstanding, end of year (000)	$67,970	$60,640	$69,968	$119,892	$104,930
Portfolio turnover rate	26%	31%	38%	32%	15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New York Municipal Opportunities Fund (continued)
	Investor C
	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21

Net asset value, beginning of year	$10.66	$10.38	$10.36	$11.59	$10.83
Net investment income(a)	0.27	0.25	0.21	0.17	0.17
Net realized and unrealized gain (loss)	(0.46)	0.27	0.02	(1.23)	0.76
Net increase (decrease) from investment operations	(0.19)	0.52	0.23	(1.06)	0.93
Distributions from net investment income(b)	(0.27)	(0.24)	(0.21)	(0.17)	(0.17)
Net asset value, end of year	$10.20	$10.66	$10.38	$10.36	$11.59
Total Return(c)
Based on net asset value	(1.84)%	5.08%	2.24%(d)	(9.27)%	8.62%
Ratios to Average Net Assets(e)
Total expenses	1.76%	1.79%	1.81%	1.62%	1.62%
Total expenses after fees waived and/or reimbursed	1.69%	1.71%	1.71%	1.56%	1.54%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(f)	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	2.58%	2.35%	2.06%	1.48%	1.49%
Supplemental Data
Net assets, end of year (000)	$22,752	$35,098	$47,957	$62,566	$87,465
Borrowings outstanding, end of year (000)	$67,970	$60,640	$69,968	$119,892	$104,930
Portfolio turnover rate	26%	31%	38%	32%	15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New York Municipal Opportunities Fund (continued)
	Class K
	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21

Net asset value, beginning of year	$10.66	$10.38	$10.36	$11.58	$10.83
Net investment income(a)	0.38	0.36	0.32	0.29	0.28
Net realized and unrealized gain (loss)	(0.46)	0.27	0.02	(1.23)	0.75
Net increase (decrease) from investment operations	(0.08)	0.63	0.34	(0.94)	1.03
Distributions from net investment income(b)	(0.38)	(0.35)	(0.32)	(0.28)	(0.28)
Net asset value, end of year	$10.20	$10.66	$10.38	$10.36	$11.58
Total Return(c)
Based on net asset value	(0.81)%	6.19%	3.33%	(8.23)%	9.67%
Ratios to Average Net Assets(d)
Total expenses	0.70%	0.72%	0.76%	0.57%	0.57%
Total expenses after fees waived and/or reimbursed	0.64%	0.66%	0.66%	0.51%	0.49%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(e)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	3.64%	3.41%	3.12%	2.55%	2.53%
Supplemental Data
Net assets, end of year (000)	$8,188	$9,649	$7,380	$5,139	$5,202
Borrowings outstanding, end of year (000)	$67,970	$60,640	$69,968	$119,892	$104,930
Portfolio turnover rate	26%	31%	38%	32%	15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock National Municipal Fund
	Institutional
	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21

Net asset value, beginning of year	$10.10	$10.08	$10.08	$11.47	$11.07
Net investment income(a)	0.36	0.34	0.32	0.22	0.21
Net realized and unrealized gain (loss)	(0.29)	0.02	—	(1.34)	0.40
Net increase (decrease) from investment operations	0.07	0.36	0.32	(1.12)	0.61
Distributions(b)
From net investment income	(0.36)	(0.34)	(0.32)	(0.22)	(0.21)
From net realized gain	—	—	(0.00)(c)	(0.05)	—
Total distributions	(0.36)	(0.34)	(0.32)	(0.27)	(0.21)
Net asset value, end of year	$9.81	$10.10	$10.08	$10.08	$11.47
Total Return(d)
Based on net asset value	0.68%	3.62%(e)	3.27%(e)	(9.89)%	5.59%
Ratios to Average Net Assets(f)
Total expenses	0.53%	0.56%	0.61%	0.49%	0.49%
Total expenses after fees waived and/or reimbursed	0.46%	0.50%	0.55%	0.44%	0.44%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(g)	0.43%	0.43%	0.43%	0.43%	0.43%
Net investment income	3.60%	3.37%	3.21%	2.00%	1.89%
Supplemental Data
Net assets, end of year (000)	$2,999,859	$3,872,637	$4,030,551	$4,410,891	$5,801,296
Borrowings outstanding, end of year (000)	$70,530	$70,530	$207,520	$343,430	$126,900
Portfolio turnover rate	46%	58%	63%	74%	42%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock National Municipal Fund (continued)
	Service
	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21

Net asset value, beginning of year	$10.09	$10.07	$10.07	$11.46	$11.07
Net investment income(a)	0.34	0.31	0.30	0.20	0.19
Net realized and unrealized gain (loss)	(0.29)	0.02	—	(1.34)	0.39
Net increase (decrease) from investment operations	0.05	0.33	0.30	(1.14)	0.58
Distributions(b)
From net investment income	(0.34)	(0.31)	(0.30)	(0.20)	(0.19)
From net realized gain	—	—	(0.00)(c)	(0.05)	—
Total distributions	(0.34)	(0.31)	(0.30)	(0.25)	(0.19)
Net asset value, end of year	$9.80	$10.09	$10.07	$10.07	$11.46
Total Return(d)
Based on net asset value	0.43%	3.36%(e)	3.01%	(10.11)%	5.24%
Ratios to Average Net Assets(f)
Total expenses	0.80%	0.82%	0.84%	0.70%	0.71%
Total expenses after fees waived and/or reimbursed	0.71%	0.75%	0.80%	0.68%	0.68%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(g)	0.68%	0.68%	0.68%	0.67%	0.67%
Net investment income	3.36%	3.10%	2.94%	1.77%	1.65%
Supplemental Data
Net assets, end of year (000)	$726	$726	$1,348	$2,889	$3,564
Borrowings outstanding, end of year (000)	$70,530	$70,530	$207,520	$343,430	$126,900
Portfolio turnover rate	46%	58%	63%	74%	42%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock National Municipal Fund (continued)
	Investor A
	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21

Net asset value, beginning of year	$10.11	$10.08	$10.08	$11.47	$11.08
Net investment income(a)	0.34	0.31	0.30	0.19	0.19
Net realized and unrealized gain (loss)	(0.30)	0.03	—	(1.34)	0.39
Net increase (decrease) from investment operations	0.04	0.34	0.30	(1.15)	0.58
Distributions(b)
From net investment income	(0.34)	(0.31)	(0.30)	(0.19)	(0.19)
From net realized gain	—	—	(0.00)(c)	(0.05)	—
Total distributions	(0.34)	(0.31)	(0.30)	(0.24)	(0.19)
Net asset value, end of year	$9.81	$10.11	$10.08	$10.08	$11.47
Total Return(d)
Based on net asset value	0.33%	3.46%(e)	3.01%	(10.11)%	5.23%
Ratios to Average Net Assets(f)
Total expenses	0.76%	0.80%	0.85%	0.75%	0.75%
Total expenses after fees waived and/or reimbursed	0.71%	0.75%	0.80%	0.69%	0.69%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(g)	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment income	3.35%	3.12%	2.96%	1.74%	1.64%
Supplemental Data
Net assets, end of year (000)	$1,780,630	$2,119,532	$2,415,682	$2,976,747	$4,427,191
Borrowings outstanding, end of year (000)	$70,530	$70,530	$207,520	$343,430	$126,900
Portfolio turnover rate	46%	58%	63%	74%	42%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock National Municipal Fund (continued)
	Investor C
	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21

Net asset value, beginning of year	$10.11	$10.09	$10.09	$11.48	$11.08
Net investment income(a)	0.26	0.24	0.22	0.11	0.10
Net realized and unrealized gain (loss)	(0.30)	0.02	—	(1.34)	0.40
Net increase (decrease) from investment operations	(0.04)	0.26	0.22	(1.23)	0.50
Distributions(b)
From net investment income	(0.26)	(0.24)	(0.22)	(0.11)	(0.10)
From net realized gain	—	—	(0.00)(c)	(0.05)	—
Total distributions	(0.26)	(0.24)	(0.22)	(0.16)	(0.10)
Net asset value, end of year	$9.81	$10.11	$10.09	$10.09	$11.48
Total Return(d)
Based on net asset value	(0.42)%	2.59%(e)	2.24%	(10.77)%	4.53%
Ratios to Average Net Assets(f)
Total expenses	1.52%	1.55%	1.61%	1.48%	1.48%
Total expenses after fees waived and/or reimbursed	1.46%	1.50%	1.55%	1.44%	1.44%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(g)	1.43%	1.43%	1.43%	1.43%	1.43%
Net investment income	2.59%	2.36%	2.21%	0.99%	0.90%
Supplemental Data
Net assets, end of year (000)	$30,759	$44,991	$64,495	$87,530	$129,601
Borrowings outstanding, end of year (000)	$70,530	$70,530	$207,520	$343,430	$126,900
Portfolio turnover rate	46%	58%	63%	74%	42%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock National Municipal Fund (continued)
	Class K
	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21

Net asset value, beginning of year	$10.10	$10.08	$10.08	$11.47	$11.08
Net investment income(a)	0.37	0.34	0.33	0.23	0.22
Net realized and unrealized gain (loss)	(0.29)	0.02	—	(1.34)	0.39
Net increase (decrease) from investment operations	0.08	0.36	0.33	(1.11)	0.61
Distributions(b)
From net investment income	(0.37)	(0.34)	(0.33)	(0.23)	(0.22)
From net realized gain	—	—	(0.00)(c)	(0.05)	—
Total distributions	(0.37)	(0.34)	(0.33)	(0.28)	(0.22)
Net asset value, end of year	$9.81	$10.10	$10.08	$10.08	$11.47
Total Return(d)
Based on net asset value	0.73%	3.67%(e)	3.32%(e)	(9.84)%	5.54%
Ratios to Average Net Assets(f)
Total expenses	0.45%	0.48%	0.53%	0.41%	0.42%
Total expenses after fees waived and/or reimbursed	0.41%	0.45%	0.50%	0.39%	0.39%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(g)	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	3.66%	3.40%	3.26%	2.06%	1.94%
Supplemental Data
Net assets, end of year (000)	$1,236,079	$1,382,448	$3,409,276	$3,727,694	$4,831,923
Borrowings outstanding, end of year (000)	$70,530	$70,530	$207,520	$343,430	$126,900
Portfolio turnover rate	46%	58%	63%	74%	42%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Short Duration Muni Fund
	Institutional
	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21

Net asset value, beginning of year	$9.84	$9.76	$9.80	$10.17	$10.15
Net investment income(a)	0.34	0.32	0.20	0.06	0.07
Net realized and unrealized gain (loss)	0.05	0.08	(0.03)	(0.37)	0.02
Net increase (decrease) from investment operations	0.39	0.40	0.17	(0.31)	0.09
Distributions from net investment income(b)	(0.34)	(0.32)	(0.21)	(0.06)	(0.07)
Net asset value, end of year	$9.89	$9.84	$9.76	$9.80	$10.17
Total Return(c)
Based on net asset value	4.02%	4.13%	1.72%	(3.06)%	0.90%
Ratios to Average Net Assets(d)
Total expenses	0.48%	0.48%	0.46%	0.44%	0.44%
Total expenses after fees waived and/or reimbursed	0.36%	0.36%	0.36%	0.36%	0.36%
Net investment income	3.44%	3.22%	2.09%	0.59%	0.70%
Supplemental Data
Net assets, end of year (000)	$220,727	$231,142	$316,270	$499,800	$502,164
Portfolio turnover rate	66%	90%	101%	106%	41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Short Duration Muni Fund (continued)
	Investor A
	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21

Net asset value, beginning of year	$9.85	$9.77	$9.81	$10.18	$10.16
Net investment income(a)	0.32	0.29	0.18	0.03	0.05
Net realized and unrealized gain (loss)	0.04	0.08	(0.04)	(0.36)	0.02
Net increase (decrease) from investment operations	0.36	0.37	0.14	(0.33)	0.07
Distributions from net investment income(b)	(0.32)	(0.29)	(0.18)	(0.04)	(0.05)
Net asset value, end of year	$9.89	$9.85	$9.77	$9.81	$10.18
Total Return(c)
Based on net asset value	3.66%	3.88%	1.48%	(3.28)%	0.66%
Ratios to Average Net Assets(d)
Total expenses	0.66%	0.65%	0.65%	0.63%	0.64%
Total expenses after fees waived and/or reimbursed	0.60%	0.60%	0.59%	0.59%	0.59%
Net investment income	3.20%	2.99%	1.86%	0.34%	0.45%
Supplemental Data
Net assets, end of year (000)	$195,640	$190,479	$227,368	$256,950	$287,551
Portfolio turnover rate	66%	90%	101%	106%	41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Short Duration Muni Fund (continued)
	Investor A1
	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21

Net asset value, beginning of year	$9.85	$9.77	$9.81	$10.18	$10.16
Net investment income(a)	0.33	0.31	0.19	0.04	0.06
Net realized and unrealized gain (loss)	0.05	0.08	(0.03)	(0.36)	0.02
Net increase (decrease) from investment operations	0.38	0.39	0.16	(0.32)	0.08
Distributions from net investment income(b)	(0.33)	(0.31)	(0.20)	(0.05)	(0.06)
Net asset value, end of year	$9.90	$9.85	$9.77	$9.81	$10.18
Total Return(c)
Based on net asset value	3.91%	4.03%	1.61%	(3.15)%	0.80%
Ratios to Average Net Assets(d)
Total expenses	0.53%	0.53%	0.53%	0.51%	0.51%
Total expenses after fees waived and/or reimbursed	0.46%	0.46%	0.46%	0.46%	0.46%
Net investment income	3.34%	3.13%	1.95%	0.44%	0.57%
Supplemental Data
Net assets, end of year (000)	$7,969	$8,778	$10,266	$11,876	$12,930
Portfolio turnover rate	66%	90%	101%	106%	41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Short Duration Muni Fund (continued)
	Investor C
	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21

Net asset value, beginning of year	$9.52	$9.45	$9.48	$9.88	$9.89
Net investment income (loss)(a)	0.23	0.21	0.08	(0.07)	(0.05)
Net realized and unrealized gain (loss)	0.04	0.07	(0.01)	(0.33)	0.04
Net increase (decrease) from investment operations	0.27	0.28	0.07	(0.40)	(0.01)
Distributions from net investment income(b)	(0.23)	(0.21)	(0.10)	—	—
Net asset value, end of year	$9.56	$9.52	$9.45	$9.48	$9.88
Total Return(c)
Based on net asset value	2.90%	3.01%	0.80%	(4.05)%	(0.10)%
Ratios to Average Net Assets(d)
Total expenses	1.47%	1.47%	1.44%	1.42%	1.43%
Total expenses after fees waived and/or reimbursed	1.36%	1.36%	1.36%	1.36%	1.36%
Net investment income (loss)	2.44%	2.21%	0.88%	(0.76)%	(0.53)%
Supplemental Data
Net assets, end of year (000)	$2,537	$3,429	$5,411	$4,576	$5,123
Portfolio turnover rate	66%	90%	101%	106%	41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Short Duration Muni Fund (continued)
	Class K
	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21

Net asset value, beginning of year	$9.84	$9.77	$9.80	$10.17	$10.15
Net investment income(a)	0.35	0.32	0.20	0.06	0.06
Net realized and unrealized gain (loss)	0.04	0.07	(0.02)	(0.37)	0.04
Net increase (decrease) from investment operations	0.39	0.39	0.18	(0.31)	0.10
Distributions from net investment income(b)	(0.34)	(0.32)	(0.21)	(0.06)	(0.08)
Net asset value, end of year	$9.89	$9.84	$9.77	$9.80	$10.17
Total Return(c)
Based on net asset value	4.07%	4.08%	1.87%	(3.01)%	0.95%
Ratios to Average Net Assets(d)
Total expenses	0.37%	0.37%	0.37%	0.35%	0.36%
Total expenses after fees waived and/or reimbursed	0.31%	0.31%	0.31%	0.31%	0.31%
Net investment income	3.50%	3.27%	2.04%	0.64%	0.57%
Supplemental Data
Net assets, end of year (000)	$36,810	$36,591	$46,029	$71,250	$18,177
Portfolio turnover rate	66%	90%	101%	106%	41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements

1.
ORGANIZATION
BlackRock Multi-State Municipal Series Trust (the “Trust”) and BlackRock Municipal Bond Fund, Inc. (the “Corporation”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Registrant Name	Fund Name	Herein Referred To As	Diversification Classification
BlackRock Multi-State Municipal Series Trust	BlackRock New York Municipal Opportunities Fund	New York Municipal	Diversified
BlackRock Municipal Bond Fund, Inc.	BlackRock National Municipal Fund	National Municipal	Diversified
	BlackRock Short Duration Muni Fund	Short Duration Muni	Diversified
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional, Service and Class K Shares are sold only to certain eligible investors.  Service, Investor A, Investor A1 and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Service and Class K Shares.	No	No	None
Investor A Shares	Yes	No(a)	None
Investor A1 Shares	No(b)	No(c)	None
Investor C Shares	No	Yes(d)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00% for all Funds other than New York Municipal, which is subject to a maximum sales charge of 4.00%.
The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.

(c)
Investor A1 Shares may be subject to CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.

(d)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Board of Trustees of BlackRock Multi-State Municipal Series Trust and Board of Directors of BlackRock Municipal Bond Fund, Inc. are collectively referred to throughout this report as the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.
On November 22, 2024, the Board approved a change in the name of BlackRock Short-Term Municipal Fund to BlackRock Short Duration Muni Fund. In connection with the Fund’s name change, the Fund’s investment strategy was changed to specify that, under normal circumstances, the effective duration of the Fund’s portfolio is expected to be 4 years or less. These changes became effective on February 1, 2025.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Fund’s Board, the directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation
Notes to Financial Statements

Notes to Financial Statements  (continued)

techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations.  As of period end, the Funds had the following unfunded commitments:
Fund Name	Investment Name	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
New York Municipal	Puerto Rico Electric Power Authority, Series B-1	$7,320,315	$ 7,320,315	$7,762,384	$ 442,069
	Puerto Rico Electric Power Authority, Series B-2	35,435,528	35,435,528	38,899,952	3,464,424
					$ 3,906,493
Municipal Bonds Transferred to TOB Trusts: Certain Funds leverage their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third-party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.
TOB Trusts are supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.
The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Funds) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.
While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments. Each Fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds.
Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a Fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.
Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a Fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as Interest expense and fees — unaffiliated in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to Interest expense and fees — unaffiliated in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a Fund incurred non-recurring, legal and restructuring fees, which are recorded as Interest expense and fees — unaffiliated in the Statements of Operations.  Amounts recorded within Interest expense and fees — unaffiliated in the Statements of Operations are:
Fund Name	Interest Expense	Liquidity Fees	Other Expenses	Total
New York Municipal	$ 1,898,943	$ 236,260	$ 64,542	$ 2,199,745
National Municipal	2,126,388	246,126	96,935	2,469,449
For the year ended June 30, 2025, the following table is a summary of each Fund’s TOB Trusts:
Fund Name	Underlying Municipal Bonds Transferred to TOB Trusts(a)	Liability for TOB Trust Certificates(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
New York Municipal	$ 136,082,571	$ 67,969,996	1.94% — 2.04%	$ 62,748,627	3.51%
Notes to Financial Statements

Notes to Financial Statements  (continued)

Fund Name	Underlying Municipal Bonds Transferred to TOB Trusts(a)	Liability for TOB Trust Certificates(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
National Municipal	$ 144,527,570	$ 70,530,007	1.94% — 1.95%	$ 70,308,254	3.51%

(a)
The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB
Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Funds, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Funds, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts in the Schedules of Investments.

(b)
TOB Trusts may be structured on a non-recourse or recourse basis. When a Fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB
Trust. If a Fund invests in a TOB Trust on a recourse basis, a Fund enters into a reimbursement agreement with the Liquidity Provider where a Fund is required to reimburse the Liquidity
Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”).
As a result, if a Fund invests in a recourse TOB Trust, a Fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Fund at June 30, 2025, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a Fund at June 30, 2025.

5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Corporation and the Trust, on behalf of the applicable Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
Investment Advisory Fees
Average Daily Net Assets	New York Municipal
First $1 billion	0.47%
$1 billion — $3 billion	0.44
$3 billion — $5 billion	0.42
$5 billion — $10 billion	0.41
Greater than $10 billion	0.40

	Investment Advisory Fees
Aggregate of Average Daily Net Assets of the Two Combined Funds(a)	National Municipal	Short Duration Muni
First $250 Million	0.410%	0.360%
$250 Million — $400 Million	0.385	0.340
$400 Million — $550 Million	0.385	0.320

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

	Investment Advisory Fees
Aggregate of Average Daily Net Assets of the Two Combined Funds(a)	National Municipal	Short Duration Muni
Greater than $550 Million	0.385	0.290
(a) The portion of the assets of a Fund to which the rate of each breakpoint level applies will be determined on a “uniform percentage” basis. The uniform percentage applicable to a breakpoint level is determined by dividing the amount of the aggregate average daily net assets of National Municipal and Short Duration Muni (the “two combined Funds”) that falls within that breakpoint level by the aggregate average daily net assets of the two combined Funds. The amount of the fee for a Fund at each breakpoint level is determined by multiplying the average daily net assets of that Fund by the uniform percentage applicable to that breakpoint level and multiplying the product by the advisory fee rate.
Service and Distribution Fees:  The Corporation and the Trust, on behalf of the applicable Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
	New York Municipal		National Municipal		Short Duration Muni
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Service	N/A	N/A	0.25%	N/A	N/A	N/A
Investor A	0.25%	N/A	0.25	N/A	0.25%	N/A
Investor A1	0.10	N/A	N/A	N/A	0.10	N/A
Investor C	0.25	0.75%	0.25	0.75%	0.25	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended June 30, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Service	Investor A	Investor A1	Investor C	Total
New York Municipal	$ —	$ 1,106,943	$ 57,953	$ 300,736	$ 1,465,632
National Municipal	1,682	4,880,548	—	386,692	5,268,922
Short Duration Muni	—	478,967	8,384	29,416	516,767
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended June 30, 2025, the Funds did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended June 30, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total
New York Municipal	$ 1,330	$ —	$ 2,370	$ 2,025	$ 283	$ 46	$ 6,054
National Municipal	40,415	174	12,790	—	978	10,515	64,872
Short Duration Muni	1,266	—	1,072	73	69	35	2,515
For the year ended June 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total
New York Municipal	$ 508,890	$ —	$ 270,035	$ 30,519	$ 20,887	$ 531	$ 830,862
National Municipal	3,492,989	762	1,439,432	—	31,719	78,366	5,043,268
Short Duration Muni	239,294	—	78,245	5,563	3,000	1,096	327,198
Other Fees:  For the year ended June 30, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Investor A
New York Municipal	$ 1,939
National Municipal	11,019
Short Duration Muni	1,415
Notes to Financial Statements

Notes to Financial Statements  (continued)

For the year ended June 30, 2025, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
New York Municipal	$ 13,513	$ 2,456
National Municipal	61,215	3,105
Short Duration Muni	1,920	5
Expense Limitations, Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended June 30, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
New York Municipal	$ 30,875
National Municipal	464,655
Short Duration Muni	13,735
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.  This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.  With respect to National Municipal, for the year ended June 30, 2025, the Manager waived $34,937 in investment advisory fees pursuant to this arrangement.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K
New York Municipal	0.50%	—	0.75%	0.60%	1.50%	0.45%
National Municipal	0.43	0.68%	0.68	—	1.43	0.38
Short Duration Muni	0.36	—	0.61	0.46	1.36	0.31
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.  For the year ended June 30,2025, the Manager waived and/or reimbursed the following amounts, which are included in fees waived and/or reimbursed by the Manager in the Statements of Operations
Fund Name	Fees Waived and/or Reimbursed by the Manager
New York Municipal	$ 639,724
National Municipal	1,278,068
Short Duration Muni	236,845
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager - class specific in the Statement of Operations.  For the  year ended June 30, 2025 class specific expense waivers and/or reimbursements were as follows:
	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total
New York Municipal	$ 193,487	$ —	$ 48,650	$ 1,542	$ 5,848	$ 530	$ 250,057
National Municipal	1,632,329	425	463,529	—	12,399	78,321	2,187,003
Short Duration Muni	130,784	—	—	1,371	1,530	1,095	134,780
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Trust and the Corporation are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s and the  Corporation’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Other Transactions:  The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended June 30, 2025, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
Short Duration Muni	$7,303,551	$27,724,027	$—
7.
 PURCHASES AND SALES
For the year ended June 30, 2025, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
New York Municipal	$ 306,495,364	$ 349,025,447
National Municipal	2,977,561,660	3,723,023,051
Short Duration Muni	316,995,422	252,782,764
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 06/30/25	Year Ended 06/30/24
New York Municipal
Tax-exempt income	$ 37,843,555	$ 35,599,779
Ordinary income	2,193,688	2,243,858
	$ 40,037,243	$ 37,843,637
National Municipal
Tax-exempt income	$ 248,076,133	$ 288,633,255
Ordinary income	100,763	1,807,664
	$ 248,176,896	$ 290,440,919
Short Duration Muni
Tax-exempt income	$ 15,118,056	$ 16,627,771
Ordinary income	9,197	—
	$ 15,127,253	$ 16,627,771
As of June 30, 2025, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
New York Municipal	$ 1,479,489	$ 755,000	$ (110,405,634)	$ (41,756,443)	$ (149,927,588)
National Municipal	16,769,801	291,858	(1,097,706,883)	(30,456,282)	(1,111,101,506)
Short Duration Muni	477,453	—	(27,021,588)	5,758,575	(20,785,560)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods of premiums on fixed income securities, the accrual of income on securities in default, the treatment of residual interests in tender option bond trusts and the deferral of compensation to Trustees.

Notes to Financial Statements

Notes to Financial Statements  (continued)

As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
New York Municipal	$ 1,121,059,340	$ 13,415,054	$ (55,158,420)	$ (41,743,366)
National Municipal	6,140,758,586	66,012,103	(96,204,861)	(30,192,758)
Short Duration Muni	472,632,654	6,175,289	(416,714)	5,758,575
9.
BANK BORROWINGS
The Trust and the Corporation, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. As of June 30, 2025, the Funds did not have any borrowings outstanding at period end.
10.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
A Fund structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.
As short-term interest rates rise, the Funds’ investments in the TOB Trusts may adversely affect the Funds’ net investment income and dividends to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.
The SEC and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Funds, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.
Market Risk:  Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a substantial amount of their assets in issuers located in a single state or limited number of states. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 06/30/25		Year Ended 06/30/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
New York Municipal
Institutional
Shares sold	21,605,119	$ 226,635,172	19,480,209	$ 202,353,204
Shares issued in reinvestment of distributions	1,899,290	19,989,228	1,682,698	17,525,548
Shares redeemed	(21,041,832)	(219,922,921)	(22,842,822)	(235,548,777)
	2,462,577	$ 26,701,479	(1,679,915)	$ (15,670,025)
Notes to Financial Statements

Notes to Financial Statements  (continued)

	Year Ended 06/30/25		Year Ended 06/30/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
New York Municipal (continued)
Investor A
Shares sold and automatic conversion of shares	5,393,254	$ 56,824,713	5,920,081	$ 62,009,868
Shares issued in reinvestment of distributions	1,278,871	13,479,729	1,345,005	14,009,786
Shares redeemed	(12,657,871)	(133,167,853)	(14,175,327)	(147,499,528)
	(5,985,746)	$ (62,863,411)	(6,910,241)	$ (71,479,874)
Investor A1
Shares sold	623	$ 6,516	—	$ 1,547
Shares issued in reinvestment of distributions	129,705	1,366,908	139,511	1,452,871
Shares redeemed	(820,284)	(8,668,226)	(794,258)	(8,326,288)
	(689,956)	$ (7,294,802)	(654,747)	$ (6,871,870)
Investor C
Shares sold	200,519	$ 2,131,612	255,783	$ 2,678,759
Shares issued in reinvestment of distributions	70,471	743,122	87,099	905,836
Shares redeemed and automatic conversion of shares	(1,331,602)	(14,008,711)	(1,670,416)	(17,389,168)
	(1,060,612)	$ (11,133,977)	(1,327,534)	$ (13,804,573)
Class K
Shares sold	198,255	$ 2,085,323	401,689	$ 4,166,809
Shares issued in reinvestment of distributions	30,292	318,881	27,115	282,578
Shares redeemed	(330,674)	(3,459,774)	(234,588)	(2,427,234)
	(102,127)	$ (1,055,570)	194,216	$ 2,022,153
	(5,375,864)	$ (55,646,281)	(10,378,221)	$ (105,804,189)

	Year Ended 06/30/25		Year Ended 06/30/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
National Municipal
Institutional
Shares sold	124,687,684	$ 1,252,362,860	142,053,898	$ 1,420,084,013
Shares issued in reinvestment of distributions	11,582,022	116,251,135	11,085,079	111,012,888
Shares redeemed	(213,817,699)	(2,128,598,469)	(169,627,961)	(1,691,971,481)
	(77,547,993)	$ (759,984,474)	(16,488,984)	$ (160,874,580)
Service
Shares sold	10,912	$ 109,100	5,070	$ 51,631
Shares issued in reinvestment of distributions	2,021	20,236	2,771	27,660
Shares redeemed	(10,864)	(110,401)	(69,702)	(701,062)
	2,069	$ 18,935	(61,861)	$ (621,771)
Investor A
Shares sold and automatic conversion of shares	25,680,090	$ 256,650,534	94,811,708	$ 927,784,864
Shares issued in reinvestment of distributions	6,034,727	60,601,643	6,544,510	65,579,381
Shares redeemed	(59,982,823)	(601,074,806)	(131,165,404)	(1,293,036,469)
	(28,268,006)	$ (283,822,629)	(29,809,186)	$ (299,672,224)
Investor C
Shares sold	369,845	$ 3,741,958	636,098	$ 6,354,684
Shares issued in reinvestment of distributions	95,777	962,412	122,754	1,229,477
Shares redeemed and automatic conversion of shares	(1,782,655)	(17,909,371)	(2,701,753)	(27,073,834)
	(1,317,033)	$ (13,205,001)	(1,942,901)	$ (19,489,673)
Class K
Shares sold	35,053,917	$ 351,098,441	70,782,123	$ 707,883,514
Shares issued in reinvestment of distributions	4,418,893	44,341,964	8,533,339	85,297,598
Shares redeemed	(50,301,674)	(503,135,209)	(280,630,531)	(2,814,537,249)
	(10,828,864)	$ (107,694,804)	(201,315,069)	$ (2,021,356,137)
	(117,959,827)	$ (1,164,687,973)	(249,618,001)	$ (2,502,014,385)

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

	Year Ended 06/30/25		Year Ended 06/30/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Short Duration Muni
Institutional
Shares sold	7,851,208	$ 77,585,100	11,346,923	$ 110,743,284
Shares issued in reinvestment of distributions	468,596	4,633,182	578,182	5,664,165
Shares redeemed	(9,482,760)	(93,806,810)	(20,829,900)	(203,694,319)
	(1,162,956)	$ (11,588,528)	(8,904,795)	$ (87,286,870)
Investor A
Shares sold and automatic conversion of shares	5,765,998	$ 56,968,803	5,499,237	$ 53,930,280
Shares issued in reinvestment of distributions	578,284	5,720,499	587,154	5,757,237
Shares redeemed	(5,912,353)	(58,459,339)	(10,015,567)	(98,197,985)
	431,929	$ 4,229,963	(3,929,176)	$ (38,510,468)
Investor A1
Shares sold	14	$ 134	—	$ —
Shares issued in reinvestment of distributions	15,326	151,669	16,839	165,123
Shares redeemed	(101,165)	(1,002,181)	(176,274)	(1,728,490)
	(85,825)	$ (850,378)	(159,435)	$ (1,563,367)
Investor C
Shares sold	61,212	$ 584,265	71,944	$ 682,284
Shares issued in reinvestment of distributions	7,272	69,545	9,704	91,904
Shares redeemed and automatic conversion of shares	(163,374)	(1,562,273)	(294,240)	(2,786,759)
	(94,890)	$ (908,463)	(212,592)	$ (2,012,571)
Class K
Shares sold	1,374,076	$ 13,569,623	667,185	$ 6,539,336
Shares issued in reinvestment of distributions	41,963	414,895	41,024	401,868
Shares redeemed	(1,410,890)	(13,959,927)	(1,704,061)	(16,698,620)
	5,149	$ 24,591	(995,852)	$ (9,757,416)
	(906,593)	$ (9,092,815)	(14,201,850)	$ (139,130,692)
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock New York Municipal Opportunities Fund, BlackRock National Municipal Fund, and BlackRock Short Duration Muni Fund and the Board of Trustees/Directors of BlackRock Multi-State Municipal Series Trust and BlackRock Municipal Bond Fund, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust, and BlackRock National Municipal Fund, and BlackRock Short Duration Muni Fund (formerly BlackRock Short-Term Municipal Fund) of BlackRock Municipal Bond Fund, Inc. (the “Funds”), including the schedules of investments, as of June 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of June 30, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
August 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

2025 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as tax-exempt interest dividends for the fiscal year ended June 30, 2025:
Fund Name	Exempt-Interest Dividends
New York Municipal	$ 38,192,045
National Municipal	250,151,648
Short Duration Muni	15,127,933
The Fund hereby designate the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended June 30, 2025:
Fund Name	Federal Obligation Interest
New York Municipal	$ 57,329
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended June 30, 2025:
Fund Name	Interest Dividends
New York Municipal	$ 2,767,688
National Municipal	392,621
Short Duration Muni	9,197
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended June 30, 2025:
Fund Name	Interest- Related Dividends
New York Municipal	$ 2,767,688
National Municipal	392,621
Short Duration Muni	9,197
Important Tax Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Corporation and the Trust is paid by the Corporation and the Trust, on behalf of the Funds.
Dividend Policy
Each Fund’s dividend policy is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate). Each Fund intends to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In addition, in any monthly period, in order to maintain its declared distribution amount, each Fund may pay out more or less than the entire amount of net investment income earned in any particular month. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also come from sources other than net income, including return of capital. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed as accumulated earnings (loss) in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

2025 BlackRock Annual Financial Statements and Additional Information

Additional Information (continued)

Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Disclosure of Investment Advisory Agreements

The Board of Directors/Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Multi-State Municipal Series Trust (the “Trust”) and BlackRock Municipal Bond Fund, Inc. (the “Company”) met on May 8, 2025 (the “May Meeting”) and June 5-6, 2025 (the “June Meeting”) to consider the approval to continue the investment advisory agreements (the “Agreements”) between each of the Trust, on behalf of BlackRock New York Municipal Opportunities Fund (the “New York Municipal Opportunities Fund”) and the Company, on behalf of BlackRock National Municipal Fund (the “National Fund”) and BlackRock Short Duration Muni Fund (the “Short Duration Fund” and collectively with the National Fund and the New York Municipal Opportunities Fund, the “Funds” and each, a “Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of the Company or the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more

2025 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreements (continued)

information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the May meeting. In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, the New York Municipal Opportunities Fund ranked in the first quartile against its Performance Peers.
The Board noted that for the one-, three- and five-year periods reported, the National Fund ranked in the second, fourth and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the National Fund’s underperformance relative to its Performance Peers during the applicable periods.
The Board noted that for the one-, three- and five-year periods reported, the Short Duration Fund ranked in the second, second and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Short Duration Fund’s underperformance relative to its Performance Peers during the applicable period.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The
Disclosure of Investment Advisory Agreements

Disclosure of Investment Advisory Agreements (continued)

Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the New York Municipal Opportunities Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the New York Municipal Opportunities Fund’s Expense Peers. The Board also noted that the New York Municipal Opportunities Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the New York Municipal Opportunities Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the New York Municipal Opportunities Fund decreases below certain contractually specified levels. In addition, the Board noted that BlackRock and the Board have contractually agreed to a cap on the New York Municipal Opportunities Fund’s total expenses as a percentage of the New York Municipal Opportunities Fund’s average daily net assets on a class-by-class basis.
The Board noted that the National Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to the National Fund’s Expense Peers. The Board also noted that the National Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the National Fund, combined with the assets of the Short Duration Fund, increase above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the aggregate size of the National Fund and the Short Duration Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the National Fund’s total expenses as a percentage of the National Fund’s average daily net assets on a class-by-class basis.
The Board noted that the Short Duration Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Short Duration Fund’s Expense Peers. The Board also noted that the Short Duration Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the Short Duration Fund, combined with the assets of the National Fund, increase above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the aggregate size of the Short Duration Fund and the National Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Short Duration Fund’s total expenses as a percentage of the Short Duration Fund’s average daily net assets on a class-by-class basis.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending, and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

2025 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreements (continued)

The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and the Company, on behalf of the National Fund and the Short Duration Fund, and the Trust, on behalf of the New York Municipal Opportunities Fund, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreements

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
CR	Custodian Receipt
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAN	State Aid Notes
SAP	Subject to Appropriations
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency
TA	Tax Allocation

2025 BlackRock Annual Financial Statements and Additional Information

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Multi-State Municipal Series Trust

Date: August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Multi-State Municipal Series Trust

Date: August 22, 2025

By:	/s/ Trent Walker

Trent Walker

Chief Financial Officer (principal financial officer) of

BlackRock Multi-State Municipal Series Trust

Date: August 22, 2025